UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-5601

                      SEI INSTITUTIONAL INTERNATIONAL TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                     DATE OF REPORTING PERIOD: JUNE 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
June 30, 2005


----------------------------------------------------------------
                                                   Market Value
Description                           Shares        ($Thousands)
----------------------------------------------------------------
COMMON STOCK -- 97.5%
AUSTRALIA -- 2.7%
  Amcor                                241,700       $   1,231
  BHP Billiton                       1,167,300          15,962
  BlueScope Steel                      489,500           3,045
  Brambles Industries                1,949,505          12,088
  Insurance Australia Group            335,081           1,530
  Macquarie Airports                   557,000           1,513
  National Australia Bank              402,800           9,425
  Newcrest Mining                      662,920           8,734
  Orica                                122,609           1,658
  Promina Group                        365,800           1,308
  Qantas Airways                       512,574           1,312
  QBE Insurance Group                  870,244          10,597
  Rinker Group                         338,805           3,593
  Telstra                              901,594           3,473
  Wesfarmers                            53,500           1,623
  Woolworths                           203,814           2,558
                                                     ---------
                                                        79,650
                                                     ---------
AUSTRIA -- 0.7%
  Erste Bank der
  Oesterreichischen
     Sparkassen (A)*                    44,800           2,240
  OMV*                                  12,600           5,484
  Raiffeisen International Bank
     Holding*                           11,800             755
  Telekom Austria*                     680,185          13,220
                                                     ---------
                                                        21,699
                                                     ---------
BELGIUM -- 0.5%
  Delhaize Group*                       76,500           4,584
  Fortis*                              231,018           6,393
  KBC Groep                             30,800           2,430
  UCB                                   26,521           1,289
                                                     ---------
                                                        14,696
                                                     ---------
BRAZIL -- 0.1%
  Cia de Saneamento Basico do
     Estado de Sao Paulo*           12,120,000             719
  Gerdau ADR*                           92,250             898
  Uniao de Bancos Brasileiros GDR*      45,700           1,765
                                                     ---------
                                                         3,382
                                                     ---------
CANADA -- 2.1%
  Abitibi-Consolidated (A)             193,100             861
  Alcan (A)                            228,500           6,862
  Bank of Nova Scotia (A)              213,600           7,070
  Cameco (A)                            72,900           3,253
  Canadian Natural Resources            19,300             699
  Falconbridge (A)                      54,771             940
  Great-West Lifeco                      3,300              75
  Inco*                                 98,300           3,711
  Manulife Financial (A)                80,000           3,822
  Methanex (A)                          85,200           1,397
  Potash Saskatchewan (A)               67,000           6,397
  Research In Motion*                   89,300           6,586
  Rogers Communications, Cl B (A)      218,750           7,180
  Royal Bank of Canada (A)              60,059           3,722
  Teck Cominco, Cl B (A)               103,900           3,507
  TELUS (A)                             84,800           2,893
  Toronto-Dominion Bank (A)             32,400           1,445
                                                  ------------
                                                        60,420
                                                  ------------


---------------------------------------------------------------
                                                   Market Value
Description                           Shares        ($Thousands)
---------------------------------------------------------------
CHINA -- 0.0%
  China Petroleum & Chemical         2,176,000       $     848
                                                     ----------
DENMARK -- 0.3%
  Danske Bank*                         110,300           3,314
  Novo-Nordisk, Cl B (A)*               46,500           2,364
  TDC*                                  83,400           3,572
                                                     ---------
                                                         9,250
                                                     ---------
FINLAND -- 0.6%
  Fortum (A)                           341,300           5,475
  Nokia (A)                            738,700          12,296
                                                     ---------
                                                        17,771
                                                     ---------
FRANCE -- 10.9%
  Accor*                                72,200           3,377
  Air Liquide*                          20,215           3,439
  Assurances Generales de France       215,450          17,612
  AXA (A)                              769,200          19,159
  BNP Paribas                          296,157          20,236
  Bouygues*                            430,200          17,791
  Carrefour*                            29,600           1,432
  Cie Generale d'Optique
  Essilor
     International*                     24,100           1,644
  Compagnie Generale des
     Etablissements Michelin,
   Cl B*                                21,600           1,312
  Credit Agricole                       76,363           1,930
  Dassault Systemes (A)                230,000          11,122
  France Telecom*                    1,153,180          33,574
  Groupe Danone*                       201,000          17,618
  L'Oreal                               34,700           2,486
  Lafarge*                              18,800           1,709
  Lagardere S.C.A. (A)*                128,800           9,518
  Publicis Groupe (A)                  245,800           7,234
  Renault (A)*                          93,600           8,224
  Sanofi-Aventis (A)*                  626,200          51,306
  Sanofi-Aventis*                       31,150           2,550
  Schneider Electric                    84,100           6,327
  Societe Generale (A)*                130,198          13,208
  Total (A)*                           196,486          45,996
  Vinci                                109,800           9,129
  Vivendi Universal*                   372,800          11,688
                                                     ---------
                                                       319,621
                                                     ---------
GERMANY -- 6.8%
  Allianz (A)*                          44,100           5,045
  BASF*                                106,100           7,025
  Bayer (A)*                           230,447           7,671
  Bayerische Hypo-und Vereinsbank*     951,700          24,685
  Bayerische Motoren Werke*            183,852           8,368
  Continental (A)*                     108,400           7,777
  DaimlerChrysler*                     229,300           9,282
  Deutsche Bank*                        27,800           2,164
  Deutsche Boerse (A)*                  32,916           2,560
  Deutsche Telekom*                    858,511          15,824
  E.ON*                                142,800          12,682
  HeidelbergCement*                     34,153           2,438
  Hypo Real Estate Holding (A)*         86,750           3,287
  Infineon Technologies (A)*           840,286           7,815
  Linde*                                72,747           4,899
  MAN*                                  98,000           4,060
  Merck KGaA*                          135,600          10,893
  Muenchener Rueckversicherungs*        79,381           8,417
  SAP*                                 105,100          18,227
  SAP ADR*                              18,300             792


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
June 30, 2005


----------------------------------------------------------------
                                                   Market Value
Description                           Shares        ($Thousands)
----------------------------------------------------------------
  Siemens (A)*                         443,366       $   32,260
  Volkswagen (A)*                       69,000            3,140
                                                     ----------
                                                        199,311
                                                     ----------
HONG KONG -- 1.3%
  China Mobile Hong Kong             3,176,500           11,767
  CNOOC                             13,155,000            7,794
  Esprit Holdings                      144,500            1,042
  Hang Lung Group                      415,000              735
  Hang Lung Properties                 947,000            1,388
  Hutchison Whampoa                    829,000            7,459
  Li & Fung                          1,792,000            3,708
  PCCW                               2,114,000            1,319
  Sun Hung Kai Properties              178,000            1,750
  Swire Pacific, Cl A (A)              151,300            1,334
                                                     ----------
                                                         38,296
                                                     ----------
HUNGARY -- 0.0%
  Mol Magyar Olaj-es Gazipari*          13,000            1,090
                                                     ----------
INDIA -- 0.1%
  Infosys Technologies ADR*             24,200            1,875
  Punjab National Bank                  90,000              785
                                                     ----------
                                                          2,660
                                                     ----------
IRELAND -- 0.4%
  Anglo Irish Bank                     437,700            5,421
  CRH                                  132,057            3,501
  Depfa Bank*                          237,000            3,799
                                                     ----------
                                                         12,721
                                                     ----------
ISRAEL -- 0.1%
  Bank Hapoalim*                       445,000            1,397
                                                     ----------
ITALY -- 2.6%
  Banca Popolare di Milano             493,250            4,857
  ENI - Ente Nazionale Idrocarburi   1,346,885           34,622
  Fiat RNC*                            462,240            3,100
  Sanpaolo IMI*                        954,500           13,083
  Telecom Italia*                    1,859,710            5,802
  Telecom Italia RNC (A)*            5,362,513           13,877
                                                     ----------
                                                         75,341
                                                     ----------
JAPAN -- 22.6%
  Advantest (A)                         56,800            4,182
  Aeon                                 382,200            5,818
  Aiful                                 51,625            3,842
  Asatsu-DK (A)                         67,600            1,877
  Astellas Pharma                      288,600            9,838
  Bridgestone (A)                       96,000            1,841
  Canon (A)                            753,882           39,550
  Central Japan Railway (A)                151            1,166
  Chubu Electric Power (A)              57,100            1,370
  Dai Nippon Printing                1,035,000           16,608
  Daito Trust Construction (A)          59,000            2,205
  Daiwa Securities Group               141,000              866
  East Japan Railway                     1,686            8,654
  Fanuc                                273,300           17,304
  Fast Retailing                       122,700            6,357
  Fuji Photo Film                      213,700            6,912
  Furukawa Electric (A)*               244,000              939
  Hirose Electric                       36,300            3,981
  Hitachi (A)                        3,616,900           21,889
  Honda Motor                          150,200            7,384


----------------------------------------------------------------
                                                   Market Value
Description                           Shares        ($Thousands)
----------------------------------------------------------------
  Hoya                                  17,000       $    1,955
  Ibiden (A)                           139,300            3,658
  Isetan                               517,200            6,476
  Ito-Yokado                           211,900            6,995
  Itochu*                              765,000            3,848
  Japan Airlines*                      261,000              703
  Japan Tobacco                            393            5,229
  JFE Holdings (A)*                    224,600            5,525
  Kansai Electric Power                588,900           11,836
  Kao                                  569,000           13,381
  Kobe Steel                         1,705,000            3,196
  Komatsu                            2,851,000           22,047
  Kyocera (A)                          274,100           20,913
  Lawson                               118,600            4,130
  Matsushita Electric Industrial     1,156,000           17,487
  Millea Holdings*                       1,740           23,356
  Mitsubishi (A)                       851,050           11,520
  Mitsubishi Electric                1,224,000            6,465
  Mitsubishi Estate (A)              1,234,900           13,525
  Mitsubishi Tokyo Financial
     Group (A)*                            572            4,826
  Mitsui                               173,000            1,632
  Mitsui OSK Lines                   1,396,000            8,571
  Mitsui Sumitomo Insurance            787,000            7,048
  Mitsui Trust Holdings*               867,100            8,850
  Mizuho Financial Group (A)*              588            2,645
  Murata Manufacturing                  37,900            1,922
  NEC (A)                            2,836,000           15,266
  Nidec (A)                             16,000            1,688
  Nikon (A)                            150,000            1,690
  Nintendo                              15,800            1,649
  Nippon Electric Glass                233,000            3,500
  Nippon Meat Packers*                 226,000            2,624
  Nippon Telegraph & Telephone           2,038            8,722
  Nissan Motor (A)                   2,430,800           24,053
  Nitto Denko (A)                       36,400            2,076
  Nomura Holdings                      620,000            7,373
  NTT DoCoMo                             4,782            7,052
  OJI Paper                             76,000              396
  Oriental Land                        215,800           12,776
  ORIX (A)                             171,900           25,691
  Osaka Gas                          1,484,000            4,667
  Promise                               50,450            3,224
  Ricoh                                140,000            2,182
  Rohm                                  93,900            9,009
  Sankyo                               189,400            3,627
  Sega Sammy Holdings*                  42,700            2,610
  Sekisui House (A)                    255,000            2,565
  Shimamura                             17,300            1,458
  Shin-Etsu Chemical                    22,200              841
  Shinsei Bank                         358,000            1,923
  SMC                                   39,400            4,275
  Softbank (A)                         119,900            4,676
  Sompo Japan Insurance                147,000            1,477
  Sony (A)                             472,600           16,238
  Square Enix                          240,400            7,333
  Sumitomo                             500,000            3,990
  Sumitomo Chemical                     59,000              270
  Sumitomo Forestry                    141,000            1,359
  Sumitomo Heavy Industries            358,000            1,715
  Sumitomo Mitsui Financial
     Group (A)*                          4,935           33,216
  Suzuki Motor (A)                     323,500            5,071
  T&D Holdings*                         25,650            1,202
  Takeda Pharmaceutical                 80,700            3,994
  Tanabe Seiyaku                        31,000              298
  TDK                                   18,400            1,252


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
June 30, 2005


----------------------------------------------------------------
                                                   Market Value
Description                           Shares        ($Thousands)
----------------------------------------------------------------
  Tohoku Electric Power                 67,400       $    1,437
  Tokyo Electric Power                 168,000            4,005
  Tokyo Electron                        84,800            4,460
  Tokyo Gas (A)                      2,713,000           10,141
  Toyota Motor                         179,900            6,426
  Trend Micro (A)                       27,500              977
  UFJ Holdings*                          2,211           11,449
  Uni-Charm                             31,500            1,266
  Yahoo! Japan*                            598            1,249
  Yamada Denki (A)                      52,500            3,017
  Yamato Transport                     316,800            4,385
                                                     ----------
                                                        662,162
                                                     ----------
LUXEMBOURG -- 0.4%
  Arcelor*                             368,000            7,182
  SES GLOBAL FDR*                      291,700            4,289
                                                     ----------
                                                         11,471
                                                     ----------
MEXICO -- 0.8%
  America Movil ADR, Ser L*            276,050           16,455
  Fomento Economico
     Mexicano ADR*                      99,750            5,942
                                                     ----------
                                                         22,397
                                                     ----------
NETHERLANDS -- 6.9%
  ABN AMRO Holding*                  1,399,390           34,394
  Aegon (A)*                           394,812            5,086
  Akzo Nobel*                          148,414            5,839
  CSM*                                 153,844            4,753
  Euronext*                             43,500            1,470
  European Aeronautic
     Defense and Space*                 65,440            2,077
  Heineken*                            184,181            5,684
  Heineken Holding*                    111,562            3,115
  ING Groep*                         1,200,137           33,747
  Koninklijke Ahold*                   151,600            1,242
  Reed Elsevier                         98,100            1,366
  Royal Dutch Petroleum*               781,897           50,851
  Royal Dutch Petroleum
      (New York Shares)*                28,000            1,817
  Royal KPN*                         1,480,295           12,386
  Royal Numico*                         66,600            2,660
  TNT*                                 276,300            6,992
  Unilever*                            405,292           26,259
  VNU (A)*                             129,467            3,605
                                                     ----------
                                                        203,343
                                                     ----------
NEW ZEALAND -- 0.2%
  Telecom                            1,477,544            6,181
                                                     ----------
NORWAY -- 1.1%
  DNB                                  200,000            2,079
  Norsk Hydro (A)                      181,200           16,463
  Norske Skogindustrier*                91,300            1,497
  Statoil*                             333,300            6,782
  Tandberg (A)*                        464,750            4,945
                                                     ----------
                                                         31,766
                                                     ----------
PHILIPPINES -- 0.0%
  Philippine Long Distance
  Telephone                             33,800              983
                                                     ----------
PORTUGAL -- 0.2%
  Portugal Telecom*                    726,400            6,913
                                                     ----------


----------------------------------------------------------------
                                                   Market Value
Description                           Shares        ($Thousands)
----------------------------------------------------------------
SINGAPORE -- 0.7%
  Flextronics International*           257,000       $    3,395
  Singapore Telecommunications (A)   6,691,716           10,961
  United Overseas Bank                 622,000            5,227
  United Overseas Land*                 62,200               84
                                                     ----------
                                                         19,667
                                                     ----------
SOUTH AFRICA -- 0.6%
  ABSA Group                           188,100            2,320
  Sanlam                               828,200            1,453
  Sasol                                440,150           11,862
  Telkom                                60,230              965
                                                     ----------
                                                         16,600
                                                     ----------
SOUTH KOREA -- 1.1%
  Honam Petrochemical                   23,600              980
  Hyundai Motor                         34,600            1,908
  Industrial Bank of Korea              88,000              821
  INI Steel                             59,040              800
  Kookmin Bank                          18,900              854
  Nong Shim                                982              284
  POSCO                                  8,800            1,534
  Samsung Electronics                    5,720            2,712
  Samsung Electronics GDR (2)*          72,003           17,157
  Shinhan Financial Group              252,000            6,500
                                                     ----------
                                                         33,550
                                                     ----------
SPAIN -- 4.2%
  ACS Actividades Cons y Serv (A)*     327,700            9,158
  Altadis (A)                           95,700            4,006
  Banco Bilbao Vizcaya
     Argentaria (A)*                 1,163,500           17,884
  Banco Santander Central Hispano*   1,668,900           19,329
  Endesa (A)*                          246,100            5,723
  Iberdrola (A)*                        92,800            2,445
  Inditex (A)*                         127,639            3,281
  Repsol (A)*                        1,056,900           26,833
  Telefonica (A)*                    2,039,432           33,284
                                                     ----------
                                                        121,943
                                                     ----------
SWEDEN -- 1.8%
  Atlas Copco, Cl A                    169,500            2,677
  Nordea Bank (A)*                     675,609            6,124
  Sandvik                               37,100            1,376
  SKF, Cl B                            531,378            5,409
  Svenska Cellulosa, Cl B              152,900            4,887
  Telefonaktiebolaget LM
     Ericsson ADR                      222,250            7,101
  Telefonaktiebolaget LM
     Ericsson, Cl B (A)              1,815,000            5,793
  Volvo, Cl B (A)                      495,000           20,098
                                                     ----------
                                                         53,465
                                                     ----------
SWITZERLAND -- 7.7%
  Compagnie Financiere
     Richemont, Cl A*                  241,097            8,087
  Credit Suisse Group*                 378,704           14,849
  Geberit (A)*                           2,013            1,288
  Holcim*                              322,287           19,582
  Micronas Semiconductor Holdings*      21,900              826
  Nestle                               182,831           46,721
  Novartis*                          1,048,250           49,783
  Roche Holding*                       128,456           16,213


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
June 30, 2005


----------------------------------------------------------------
                                                   Market Value
Description                           Shares        ($Thousands)
----------------------------------------------------------------
  SGS*                                   7,440       $    5,100
  Swiss Reinsurance*                    93,749            5,750
  Swisscom*                             12,229            3,986
  Syngenta*                             14,732            1,508
  Synthes (A)*                          16,900            1,853
  UBS*                                 541,485           42,225
  Xstrata*                             440,000            8,467
                                                     ----------
                                                        226,238
                                                     ----------
TAIWAN -- 0.5%
  Chunghwa Telecom ADR (A)*            264,809            5,675
  Compal Electronics                 1,200,000            1,190
  Far EasTone
     Telecommunications GDR (2)*        33,600              646
  HON HAI Precision Industry GDR*      163,300            1,688
  Taiwan Semiconductor
     Manufacturing                     993,297            1,732
  Taiwan Semiconductor
     Manufacturing ADR*                495,177            4,516
                                                     ----------
                                                         15,447
                                                     ----------
THAILAND -- 0.0%
  PTT*                                 199,200            1,047
                                                     ----------
TURKEY -- 0.0%
  Ford Otomotiv Sanayi                 150,793              994
                                                     ----------
UNITED KINGDOM -- 19.5%
  Allied Domecq                      1,376,216           16,617
  ARM Holdings                         329,600              666
  AstraZeneca                          195,365            8,058
  AstraZeneca (SEK)*                   204,786            8,469
  Aviva                                487,223            5,412
  BAA                                  268,112            2,972
  Barclays                           2,350,593           23,309
  BHP Billiton                       1,805,610           23,027
  BOC Group*                           557,962           10,016
  BP                                 5,108,265           53,146
  Bradford & Bingley                   235,500            1,382
  Brambles Industries                  169,900              928
  British American Tobacco             442,399            8,524
  British Land                         101,100            1,585
  BT Group                           1,998,500            8,234
  Bunzl                                291,180            2,703
  Cadbury Schweppes                  3,056,383           29,098
  Carnival                              95,600            5,423
  Diageo                               214,800            3,161
  Filtrona*                                  1               --
  Friends Provident*                   344,380            1,120
  GlaxoSmithKline                    1,451,830           35,096
  GUS                                  898,127           14,136
  Hanson                               120,100            1,152
  Hays                               3,114,428            7,204
  HBOS                                 966,500           14,866
  HSBC Holdings                      1,411,801           22,460
  Imperial Tobacco Group               754,351           20,280
  Intercontinental Hotels Group        383,833            4,836
  ITV                                  838,957            1,843
  J Sainsbury                          600,500            3,062
  Lloyds TSB Group                     296,200            2,502
  Mitchells & Butlers                  297,600            1,785
  National Grid Transco              1,977,597           19,121
  Next                                  58,100            1,567
  O2                                 3,918,250            9,569
  Pearson                              633,600            7,446
  Persimmon                            259,100            3,619


----------------------------------------------------------------
                                   Shares/Face     Market Value
Description                  Amount($Thousands)    ($Thousands)
----------------------------------------------------------------
  Punch Taverns                        266,800       $    3,497
  Reckitt Benckiser                    468,687           13,773
  Reed Elsevier                      1,798,893           17,189
  Rio Tinto                            329,000           10,022
  Rolls-Royce Group*                 1,453,638            7,461
  Rolls-Royce Group, Cl B*          57,380,200              103
  Royal & Sun Alliance
     Insurance Group                 1,000,000            1,497
  Royal Bank of Scotland Group       1,036,754           31,228
  Scottish & Southern Energy           109,000            1,973
  Scottish Power                       812,762            7,215
  Shell Transport & Trading            614,100            5,949
  Sportingbet*                         633,900            3,710
  Standard Chartered                   271,500            4,948
  Tate & Lyle                          418,100            3,567
  Taylor Woodrow                       190,000            1,146
  Trinity Mirror                       115,500            1,276
  Unilever                             680,900            6,553
  Vodafone Group                    22,824,112           55,514
  Whitbread                            213,428            3,650
  Wimpey George                        404,100            3,172
  Wolseley                             184,236            3,864
                                                     ----------
                                                        571,701
                                                     ----------
Total Common Stock
  (Cost $2,414,566) ($ Thousands)                     2,864,021
                                                     ----------

PREFERRED STOCK -- 0.7%
AUSTRALIA -- 0.0%
  News*                                 76,210            1,240
                                                     ----------
BRAZIL -- 0.2%
  Braskem*                             116,000              969
  Petroleo Brasileiro*                  59,000            2,688
  Suzano Bahia Sul Papel e
  Celulose*                            126,000              523
  Usinas Siderurgicas de Minas
     Gerais, Cl A*                      54,200              881
                                                     ----------
                                                          5,061
                                                     ----------
GERMANY -- 0.4%
  Porsche*                              16,015           12,053
                                                     ----------
ITALY -- 0.1%
  Fiat*                                241,940            1,561
                                                     ----------
Total Preferred Stock
  (Cost $16,486) ($ Thousands)                           19,915
                                                     ----------

COMMERCIAL PAPER (C) -- 10.3%
  Ajax Bambino (B)
    3.120%, 07/06/05                  $ 36,000           35,984
  ASAP Funding (B)
    3.270%, 07/06/05                    14,000           13,994
    3.110%, 07/05/05                    15,000           14,995
  Bavaria TRR (B)
    3.120%, 07/01/05                    25,000           25,000
    3.090%, 07/01/05                     6,000            6,000
  Broadhollow Funding (B)
    3.310%, 07/27/05                    20,200           20,152
  Cre-8 Funding (B)
    3.340%, 07/12/05                    10,000            9,990
  Freedom Park Capital (B)
    3.350%, 07/27/05                    25,000           24,939


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
June 30, 2005


----------------------------------------------------------------
                                   Shares/Face     Market Value
Description                  Amount($Thousands)    ($Thousands)
----------------------------------------------------------------
  Harwood Street Funding (B)
    3.120%, 07/07/05                  $ 36,000       $   35,981
  Main Street Warehouse (B)
    3.210%, 07/06/05                    15,000           14,993
    3.210%, 07/15/05                    14,500           14,482
  McKinley Funding (B)
    3.300%, 07/27/05                    15,000           14,964
  Mitten RFC (B)
    3.160%, 07/05/05                    30,000           29,989
  Park Granada (B)
    3.270%, 07/29/05                    30,000           29,924
  UBS Finance
    3.200%, 07/05/05                     7,400            7,397
  UPS
    3.090%, 07/01/05                     2,590            2,590
                                                     ----------
Total Commercial Paper
  (Cost $301,374) ($ Thousands)                         301,374
                                                     ----------

ASSET-BACKED SECURITIES (B)(D) -- 5.9%
  Harrier Finance
    3.270%, 07/27/05                    25,000           25,000
  K2 Funding
    3.270%, 07/01/05                    25,000           25,000
  Leek Finance, Ser 14A, Cl A1
    3.270%, 07/21/05                    14,009           14,009
  Links Finance
    3.270%, 07/01/05                    25,000           25,000
  Park Place Securities NIM Trust
    3.360%, 07/25/05                    17,087           17,087
  Theta
    3.280%, 07/01/05                    25,000           25,000
  Wachovia Asset Securization,
     Ser 2004-HM1A, Cl A
    3.300%, 07/25/05                    16,818           16,818
  Whistlejacket Funding
    3.280%, 07/01/05                    25,000           25,000
                                                     ----------
Total Asset-Backed Securities
  (Cost $172,914) ($ Thousands)                         172,914
                                                     ----------

U.S. TREASURY OBLIGATION -- 0.0%
  U.S. Treasury Bills (1)
    2.935%, 08/25/05                       900              896
                                                     ----------
Total U.S. Treasury Obligation
  (Cost $896) ($ Thousands)                                 896
                                                     ----------

CONVERTIBLE BOND -- 0.0%
SWITZERLAND -- 0.0%
  Credit Suisse Group
    6.000%, 12/23/05                       186              200
                                                     ----------
Total Convertible Bond
  (Cost $133) ($ Thousands)                                 200
                                                     ----------

CASH EQUIVALENTS -- 1.2%
  Barclays Global Investors
  Funds,
     Prime Money Market Fund (B)    25,307,212           25,307
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A (E)       7,232,253            7,232


----------------------------------------------------------------
                                   Shares/Face     Market Value
Description                  Amount($Thousands)    ($Thousands)
----------------------------------------------------------------
  The Reserve Funds, Primary
     Fund, Cl 8 (B)                  2,221,464     $      2,221
                                                     ----------
Total Cash Equivalents
  (Cost $34,760) ($ Thousands)                           34,760
                                                     ----------

REPURCHASE AGREEMENTS (B) -- 2.6%
Barclays Capital
   3.350%, dated 06/30/05, to
  be repurchased on 07/01/05,
  repurchase price $40,003,722
  (collateralized by various
  Treasury and FNMA
  obligations, ranging in par
  value $641,000-$16,721,000,
  0.000%-3.625%,
  09/28/05-04/15/32; total
  market value $40,800,082)           $ 40,000           40,000
Goldman Sachs
   3.430%, dated 06/30/05, to
  be repurchased on 07/01/05,
  repurchase price $35,003,335
  (collateralized by a government
  obligation, par value $35,072,878,
  5.500%, 06/01/35; total market
  value $35,700,001)                    35,000           35,000
                                                     ----------
Total Repurchase Agreements
  (Cost $75,000) ($ Thousands)                           75,000
                                                     ----------

Total Investments -- 118.2%
  (Cost $3,016,129)+ ($ Thousands)                   $3,469,080
                                                     ==========

       Percentages are based on Net Assets of $2,935,481 ($ Thousands).
*      Non-Income Producing Security
(1)    Securities pledged as collateral on open futures
       contracts. The rates shown are effective yields at the time of purchase.
(2) Security sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(A) This security or a partial position of this security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $535,660 ($ Thousands).
(B) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2005 was $566,830 ($ Thousands).
(C)    The rate reported is the effective yield at time of purchase.
(D) Floating Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2005.
(E) Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.
ADR    -- American Depositary Receipt
Cl     -- Class
FDR    -- Fiduciary Depositary Receipt
FNMA   -- Federal National Mortgage Association
GDR    -- Global Depositary Receipt
SEK    -- Swedish Krona
Ser    -- Series
Amounts designated as "--" are either $0 or have been rounded to $0.
+ At June 30, 2005, the tax basis cost of the Fund's investments was $3,016,129 ($ Thousands), and the unrealized appreciation and depreciation were $516,649 and $(63,698) ($ Thousands), respectively.

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
June 30, 2005


The Fund had the following future contracts open as of June 30, 2005:

-------------------------------------------------------------------------------
                                      Contract                        Unrealized
Contract             Number of           Value        Expiration   Appreciation/
Description         Contracts    ($ Thousands)              Date   ($ Thousands)
-------------------------------------------------------------------------------
DJ Euro Stoxx Long          84          $3,252    September 2005           $ 47
FT-SE 100 Index Long        29           2,662    September 2005             39
Hang Seng Index Long         2             183         July 2005             --
SPI 200 Index Long           8             651    September 2005              6
Topix Index Long            19           2,014    September 2005             54
                                                                         =======
                                                                           $146
                                                                         =======
 Amounts designated as "--" are either $0 or have been rounded to $0.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Equity Fund
June 30, 2005


----------------------------------------------------------------
                                                   Market Value
Description                             Shares     ($Thousands)
----------------------------------------------------------------
COMMON STOCK -- 91.7%
ARGENTINA -- 0.4%
  IRSA Inversiones y
     Representaciones GDR*             200,600      $    2,447
  Telecom Argentina ADR (C)*           194,700           2,325
  Telecom Argentina, Ser B  ADR*        23,000             275
                                                    ----------
                                                         5,047
                                                    ----------
BRAZIL -- 6.0%
  All America Latina Logistica*         21,100             621
  Aracruz Celulose ADR*                 25,543             888
  Banco Bradesco ADR (C)*               37,800           1,338
  Banco do Brasil*                      35,500             473
  Banco Itau Holding Financeira
  ADR*                                  11,990           1,109
  Brasil Telecom Participacoes
  ADR*                                  64,710           2,336
  Braskem ADR*                          27,700             465
  Cia Brasileira de Distribuicao
  Grupo
     Pao de Acucar ADR (C)*            222,114           4,418
  Cia de Saneamento Basico do
     Estado de Sao Paulo*           26,264,600           1,558
  Cia de Saneamento Basico do
     Estado de Sao Paulo ADR*           18,900             284
  Cia Energetica de Minas
      Gerais ADR*                       36,300           1,156
  Cia Siderurgica Nacional ADR*          9,200             148
  Cia Vale do Rio Doce ADR*            803,469          21,101
  CPFL Energia ADR*                     46,100           1,092
  Diagnosticos da America*              50,500             680
  Empresa Brasileira de
     Aeronautica ADR*                   74,920           2,478
  Gol Linhas Aereas
     Inteligentes ADR*                   8,500             255
  Grendene                             238,280           1,636
  Investimentos Itau*                   14,642              30
  Localiza Rent a Car*                  62,400             328
  Lojas Renner*                         95,400           1,495
  Natura Cosmeticos*                    24,500             772
  Petroleo Brasileiro ADR*             201,577          10,508
  Tele Centro Oeste Celular
     Participacoes ADR*                 31,700             319
  Tele Norte Leste Participacoes*       75,068           1,704
  Tele Norte Leste
     Participacoes ADR (C)*            177,827           2,961
  Telecomunicacoes Brasileiras
  ADR*                                  51,360           1,566
  Tim Participacoes ADR*               187,642           2,965
  Ultrapar Participacoes ADR*            6,800             119
  Uniao de Bancos Brasileiros*          68,900             527
  Uniao de Bancos
     Brasileiros GDR (C)*               77,829           3,006
  Uniao de Bancos Brasileiros GDR*      26,951           1,041
                                                    ----------
                                                        69,377
                                                    ----------
CHILE -- 1.0%
  Banco Santander Chile ADR*            91,000           2,939
  Cia Cervecerias Unidas ADR*            7,677             184
  CorpBanca*                       192,194,178           1,006
  Empresa Nacional de
     Electricidad ADR (C)*             124,900           3,110
  Empresas CMPC*                        12,100             282
  Enersis*                          12,281,127           2,589
  Enersis ADR*                         115,122           1,202
                                                    ----------
                                                        11,312
                                                    ----------


----------------------------------------------------------------
                                                   Market Value
Description                             Shares     ($Thousands)
----------------------------------------------------------------
CHINA -- 2.8%
  Beijing Capital International
  Airport                              885,000      $      353
  Byd (C)                              638,500           1,368
  China Petroleum & Chemical        20,789,400           8,101
  China Petroleum & Chemical ADR*        7,800             304
  China Shenhua Energy*              5,993,300           5,783
  China Shipping Development         3,302,000           2,489
  China Telecom                     19,888,800           7,101
  Datang International Power
     Generation                        125,000              94
  Huadian Power International (C)    6,185,400           1,742
  Huaneng Power International        2,747,900           2,015
  Sinopec Yizheng Chemical Fibre
  (C)                                4,561,600             719
  Sinotrans (C)                      3,295,000           1,024
  Weiqiao Textile                      375,500             527
  Yanzhou Coal Mining                  963,200             759
  ZTE                                  116,200             347
                                                    ----------
                                                        32,726
                                                    ----------
COLOMBIA -- 0.2%
  BanColombia ADR*                     146,200           2,338
                                                    ----------
CROATIA -- 0.1%
  Pliva D.D. GDR (A)*                  109,900           1,408
                                                    ----------
CZECH REPUBLIC -- 0.6%
  Cesky Telecom GDR*                   268,123           4,982
  Komercni Banka*                       13,230           1,635
                                                    ----------
                                                         6,617
                                                    ----------
EGYPT -- 1.0%
  Commercial International
     Bank GDR* (A)                     101,500             825
  Mobinil-Egyptian Mobile Services      42,916           1,334
  Orascom Construction Industries*     142,190           4,124
  Orascom Construction
     Industries GDR*                    20,900           1,188
  Orascom Telecom Holding*              16,300           1,652
  Orascom Telecom Holding GDR*          39,000           1,961
  Suez Cement                           19,436             275
                                                    ----------
                                                        11,359
                                                    ----------
HONG KONG -- 2.7%
  ASM Pacific Technology               377,000           1,755
  Beijing Enterprises Holdings         360,000             504
  Brilliance China Automotive
     Holdings (C)                    2,649,000             464
  China Mengniu Dairy                3,800,000           2,512
  China Merchants Holdings
     International                     403,000             780
  China Mobile Hong Kong             2,549,300           9,444
  China Netcom Group                   432,500             626
  China Resources Enterprise         1,896,300           2,916
  CNOOC                              5,648,000           3,346
  Denway Motors                      5,279,500           1,872
  Giordano International             2,680,000           1,842
  GOME Electrical Appliances
     Holdings                          377,000             325
  Panva Gas Holdings*                  715,000             298
  Shanghai Industrial Holdings (C)   1,049,600           2,041
  Yue Yuen Industrial Holdings         596,500           1,820
                                                    ----------
                                                        30,545
                                                    ----------


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Equity Fund
June 30, 2005


----------------------------------------------------------------
                                                   Market Value
Description                             Shares     ($Thousands)
----------------------------------------------------------------
HUNGARY -- 1.6%
  BorsodChem*                           78,940      $      880
  Gedeon Richter*                       33,102           4,861
  Magyar Telekom*                      623,609           2,665
  Mol Magyar Olaj-es Gazipari*          47,564           3,988
  OTP Bank*                            164,044           5,553
                                                    ----------
                                                        17,947
                                                    ----------
INDIA -- 8.1%
  Bharat Heavy Electricals              68,672           1,365
  Bharat Petroleum                     267,300           2,254
  Bharti Televentures*                 937,654           5,229
  Dr. Reddy's Laboratories              30,607             528
  Dr. Reddy's Laboratories ADR*        125,500           2,123
  GAIL India                           181,232             946
  GAIL India GDR (A)*                   39,800           1,251
  Grasim Industries                    143,724           3,500
  HCL Technologies                      17,886             159
  HDFC Bank                             98,920           1,432
  Hindalco Industries                  155,750           4,284
  Hindalco Industries GDR (A)*         104,100           2,691
  Hindustan Lever                       83,408             314
  Hindustan Petroleum                  511,330           3,593
  ICICI Bank                            80,817             780
  ICICI Bank ADR*                      119,825           2,618
  Indian Overseas Bank               1,739,149           2,938
  Industrial Development
     Bank of India                     647,424           1,516
  Infosys Technologies                 172,054           9,318
  ITC                                   14,558             552
  Jet Airways India*                    41,265           1,198
  Larsen & Toubro                       56,407           1,471
  Mahanagar Telephone Nigam          1,014,150           2,694
  Mahanagar Telephone Nigam ADR*        76,050             481
  Mahindra & Mahindra                   79,466           1,021
  Oil & Natural Gas                    525,300          12,298
  Ranbaxy Laboratories                  25,566             620
  Reliance Industries                  477,639           7,033
  Reliance Industries GDR (A)(C)*      213,037           6,202
  Satyam Computer Services             300,079           3,503
  State Bank of India GDR (A)*          72,500           2,887
  Tata Consultancy Services*            78,391           2,433
  Tata Motors                          307,546           2,999
  UTI Bank                              55,209             312
  UTI Bank GDR*                        183,190           1,041
                                                    ----------
                                                        93,584
                                                    ----------
INDONESIA -- 1.6%
  Astra International*               1,900,000           2,464
  Bank Central Asia*                 2,665,000             980
  Bank Mandiri Persero*              5,673,900             869
  Bumi Resources*                   17,818,500           1,512
  Gudang Garam                       1,471,600           1,906
  Indofood Sukses Makmur            12,322,200           1,388
  Indosat*                           1,442,000             815
  Telekomunikasi Indonesia*         16,887,800           8,729
  Telekomunikasi Indonesia ADR*          3,400              71
                                                    ----------
                                                        18,734
                                                    ----------
ISRAEL -- 2.2%
  Bank Hapoalim*                     1,917,603           6,021
  Bank Leumi Le-Israel*                884,091           2,274
  Bezeq Israeli Telecommunication*     172,550             199
  Check Point Software
  Technologies*                         48,600             962


----------------------------------------------------------------
                                                   Market Value
Description                             Shares     ($Thousands)
----------------------------------------------------------------
  Lipman Electronic Engineering*        34,900  $        1,074
  Makhteshim-Agan Industries*          709,768           3,862
  Super-Sol*                           303,050             709
  Teva Pharmaceutical
     Industries ADR*                   313,428           9,760
                                                    ----------
                                                        24,861
                                                    ----------
MALAYSIA -- 4.3%
  Astro All Asia Networks*             436,100             625
  Berjaya Sports Toto*                 576,300             636
  Commerce Asset Holdings*           1,480,200           1,967
  Gamuda*                            2,212,700           2,406
  Genting*                             701,300           3,484
  IJM*                                 185,500             240
  IOI*                               1,097,200           3,028
  Kuala Lumpur Kepong*                 511,200             921
  Magnum*                              745,200             423
  Malakoff*                          1,777,700           3,553
  Malaysia International Shipping*     664,800           3,128
  Malaysia International
  Shipping
     (Foreign Market)*                 798,900           3,756
  MK Land Holdings*                    533,800             155
  PLUS Expressways*                    569,800             492
  Proton Holdings*                     279,000             518
  Public Bank*                       1,045,175           1,843
  Public Bank (Foreign Market)       1,512,300           2,661
  Resorts World*                     1,742,300           4,347
  Sime Darby*                        3,658,600           5,584
  Telekom Malaysia*                  2,512,900           6,600
  Tenaga Nasional*                     800,000           2,211
  Titan Chemicals*                   1,313,700             622
                                                    ----------
                                                        49,200
                                                    ----------
MEXICO -- 5.9%
  Alfa*                                624,300           3,540
  America Movil ADR, Ser L*            139,362           8,307
  Cemex*                               407,776           1,729
  Cemex ADR*                            60,639           2,572
  Coca-Cola Femsa ADR*                 227,642           6,080
  Consorcio ARA*                       902,700           3,115
  Controladora Comercial Mexicana*   2,128,500           2,567
  Corporacion GEO, Ser B*              169,600             428
  Desc, Ser B*                       2,947,466             817
  Embotelladoras Arca*                  41,200              88
  Empresas ICA Sociedad
     Controladora ADR*                 365,200             887
  Fomento Economico
     Mexicano ADR*                      64,282           3,829
  Grupo Bimbo, Ser A*                  311,700             895
  Grupo Continental*                   997,200           1,659
  Grupo Financiero Banorte*            929,941           6,125
  Grupo Mexico, Ser B*                 196,200             319
  Grupo Modelo, Ser C*                 292,600             912
  Grupo Televisa ADR*                  112,230           6,969
  Kimberly-Clark de Mexico, Ser A*   1,033,231           3,536
  Telefonos de Mexico ADR, Ser L*      527,104           9,957
  Urbi Desarrollos Urbanos*            226,400           1,242
  Wal-Mart de Mexico, Ser V*           593,709           2,409
                                                    ----------
                                                        67,982
                                                    ----------
NETHERLANDS -- 0.0%
  Efes Breweries International
  GDR*                                   9,200             311
                                                    ----------


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Equity Fund
June 30, 2005


----------------------------------------------------------------
                                                   Market Value
Description                             Shares     ($Thousands)
----------------------------------------------------------------
PAKISTAN -- 0.0%
  Pakistan Telecommunication           507,500      $      561
                                                    ----------
PERU -- 0.1%
  Cia de Minas Buenaventura ADR*        50,600           1,163
                                                    ----------
PHILIPPINES -- 0.4%
  ABS-CBN Broadcasting PDR*          1,275,900             238
  Bank of the Philippine Islands*    1,436,689           1,246
  Manila Electric*                   1,230,700             473
  Philippine Long Distance
     Telephone ADR*                     41,000           1,191
  SM Investments*                      206,490             942
                                                    ----------
                                                         4,090
                                                    ----------
POLAND -- 0.4%
  Bank Przemyslowo-Handlowy*               521              89
  KGHM Polska Miedz*                   143,996           1,458
  Opoczno*                              30,578             503
  Powszechna Kasa Oszczednosci
     Bank Polski*                       79,500             643
  Telekomunikacja Polska*              241,256           1,484
                                                    ----------
                                                         4,177
                                                    ----------
RUSSIA -- 5.5%
  AFK Sistema GDR*                     108,691           1,783
  Evraz Group*                         117,400           1,655
  LUKOIL ADR (C)*                      622,168          22,883
  Mechel Steel Group OAO ADR*           39,800           1,011
  MMC Norilsk Nickel ADR*               54,479           3,323
  Mobile Telesystems ADR*              288,244           9,699
  OAO Gazprom ADR*                     135,104           4,851
  Pyaterochka Holding GDR (A)*          80,237           1,156
  Sberbank GDR*                         70,771           4,716
  Surgutneftegaz ADR (C)*               83,142           3,101
  Unified Energy System GDR*            24,000             720
  Vimpel-Communications ADR*           242,198           8,242
                                                    ----------
                                                        63,140
                                                    ----------
SINGAPORE -- 0.1%
  Goodpack*                            765,000             633
                                                    ----------
SOUTH AFRICA -- 8.4%
  ABSA Group                           533,652           6,583
  Alexander Forbes*                    551,161           1,063
  Anglo Platinum (C)                    46,209           2,054
  AngloGold Ashanti                     55,188           1,980
  Aveng                                785,192           1,451
  Barloworld (C)                       378,795           5,380
  Bidvest Group                        208,281           2,261
  Edgars Consolidated Stores (C)       124,169           5,375
  FirstRand (C)                        651,867           1,355
  Illovo Sugar                         851,840           1,103
  Impala Platinum Holdings              53,549           4,774
  JD Group                             432,217           4,150
  Liberty Group (C)                     83,490             742
  Massmart Holdings                    967,278           6,484
  Mittal Steel South Africa            217,939           1,529
  MTN Group                            899,360           5,941
  Nampak                             1,213,025           2,699
  Naspers (C)                          130,927           1,623
  Nedbank Group (C)                    430,152           4,789
  Network Healthcare Holdings*         830,950             761


----------------------------------------------------------------
                                                   Market Value
Description                             Shares     ($Thousands)
----------------------------------------------------------------
  Sanlam                             4,398,488  $        7,715
  Sappi                                598,135           6,558
  Sasol (C)                            342,922           9,242
  Shoprite Holdings                    319,860             701
  Standard Bank Group                  730,402           7,052
  Steinhoff International Holdings     713,379           1,640
  Telkom                                85,861           1,376
  Tongaat-Hulett Group                  24,341             218
                                                    ----------
                                                        96,599
                                                    ----------
SOUTH KOREA -- 17.6%
  Cheil Communications                   2,860             535
  CJ                                    44,920           3,333
  Daegu Bank                           273,940           2,334
  Daelim Industrial                     68,490           3,628
  Daewoo Shipbuilding &
     Marine Engineering                233,350           4,478
  GS Holdings                           99,530           2,341
  Hankook Tire                         565,480           6,827
  Hyundai Department Store              22,120           1,014
  Hyundai Development                   36,510             848
  Hyundai Electronics*                 171,830           2,784
  Hyundai Mobis                         14,720             985
  Hyundai Motor                        117,980           6,505
  Industrial Bank of Korea             167,910           1,566
  INI Steel                             51,340             696
  Kangwon Land                         181,314           2,591
  Kia Motors                            80,510           1,060
  Kookmin Bank                         428,220          19,345
  Kookmin Bank ADR*                    101,244           4,615
  Korea Electric Power                 259,620           7,930
  Korean Reinsurance                   240,680           1,511
  KT ADR*                              240,403           5,169
  KT&G                                 130,910           5,107
  Kumho Tire GDR (A)*                   66,600             483
  LG Chem                               65,320           2,385
  LG Electronics                        32,540           2,048
  LG Engineering & Construction         44,090           1,450
  LG Philips LCD*                       57,250           2,640
  POSCO                                 19,810           3,453
  POSCO ADR*                            75,650           3,326
  Pusan Bank                           251,650           2,221
  S-Oil                                  7,490             598
  Samsung                               39,140             510
  Samsung Electro-Mechanics            122,240           2,827
  Samsung Electronics                  113,432          53,773
  Samsung Fire & Marine Insurance      172,930          13,900
  Samsung SDI                           20,738           1,924
  Shinhan Financial Group              209,900           5,414
  Shinsegae                             36,503          11,463
  SK                                    21,660           1,139
  SK Telecom                             9,700           1,706
  SK Telecom ADR*                      297,845           6,076
                                                    ----------
                                                       202,538
                                                    ----------
TAIWAN -- 14.8%
  Accton Technology*                 1,143,649             614
  Advanced Semiconductor
     Engineering                     8,820,000           6,571
  Asustek Computer                     988,925           2,788
  AU Optronics                       1,182,000           1,971
  Benq                               1,980,300           1,915
  Catcher Technology                   670,800           3,873
  Cathay Financial Holding           4,423,180           8,899
  China Motor*                       1,263,000           1,304
  China Steel                        3,189,890           3,222


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Equity Fund
June 30, 2005


----------------------------------------------------------------
                                                   Market Value
Description                             Shares     ($Thousands)
----------------------------------------------------------------
  Chinatrust Financial Holding       5,977,056  $        6,507
  Chunghwa Telecom                   2,674,000           5,463
  Compal Electronics                 6,998,226           6,940
  Delta Electronics                    750,853           1,164
  Elan Microelectronics                761,169             387
  Eva Airways                        7,897,000           3,816
  Far Eastern Textile                1,859,000           1,325
  Far EasTone Telecommunications*    2,148,000           2,754
  First Financial Holding            3,190,000           2,637
  Formosa Chemicals & Fibre          1,000,000           1,941
  Formosa Plastics                     855,650           1,400
  Foxconn Technology*                  242,000             913
  Fubon Financial Holding            2,401,000           2,335
  High Tech Computer                   372,360           3,142
  HON HAI Precision Industry*        3,554,531          18,459
  Kindom Construction*                 184,700              50
  Makalot Industrial                   138,000             189
  MediaTek                             143,249           1,239
  Mega Financial Holding             1,004,000             660
  Merry Electronics                    159,000             423
  Nan Ya Plastic                       918,977           1,354
  Nien Hsing Textile                 1,023,000             859
  Nien Made Enterprises              1,002,320           1,571
  Novatek Microelectronics*            990,000           4,243
  Optimax Technology*                1,363,043           3,145
  Powerchip Semiconductor            3,167,000           2,234
  President Chain Store                255,168             504
  Quanta Computer*                   4,082,608           7,798
  Siliconware Precision
  Industries*                          537,900             528
  SinoPac Financial Holdings         6,494,055           3,257
  Sunplus Technology                   154,000             217
  Taishin Financial Holdings           616,000             515
  Taiwan Green Point Enterprise        228,777             893
  Taiwan Mobile                      2,253,632           2,320
  Taiwan Semiconductor
     Manufacturing                  13,880,499          24,211
  Taiwan Semiconductor
     Manufacturing ADR*                307,439           2,804
  Unimicron Technology                 959,151             788
  United Microelectronics*          23,034,782          16,835
  United Microelectronics ADR*          20,295              83
  Yageo*                             9,208,440           3,564
  Yuanta Core Pacific Securities       374,251             276
                                                    ----------
                                                       170,900
                                                    ----------
THAILAND -- 3.1%
  Advanced Info Service*             1,866,000           4,409
  Asian Property Development         1,802,100             157
  Asian Property Development NVDR*   3,543,700             310
  Bangkok Bank*                      2,964,200           7,716
  Charoen Pokphand Foods*            8,803,100             901
  CP Seven Eleven*                   2,521,000             345
  Delta Electronics Thai*              855,000             348
  Italian-Thai Development*          2,838,200             651
  Kasikornbank*                        313,300             417
  Kasikornbank NVDR (C)*             3,083,334           4,232
  Krung Thai Bank (C)*              13,672,400           3,060
  Land and Houses NVDR (C)*         10,455,800           1,714
  PTT*                                 557,400           2,929
  Siam Cement*                         827,050           4,835
  Siam Cement NVDR (C)*                 69,600             383
  Siam Commercial Bank*              1,484,200           1,681
  Siam Makro*                          518,400             770
  Sino Thai Engineering &
      Construction (C)*                836,567             215


----------------------------------------------------------------
                                                   Market Value
Description                             Shares     ($Thousands)
----------------------------------------------------------------
  Thai Airways International (C)*    1,006,800  $          966
                                                    ----------
                                                        36,039
                                                    ----------
TURKEY -- 2.0%
  Akbank                             1,078,194           6,216
  Arcelik*                             332,379           1,979
  Haci Omer Sabanci Holding            619,826           2,390
  Petkim Petrokimya Holding*            95,440             418
  Tupras Turkiye Petrol Rafine*        139,685           1,998
  Turk Sise ve Cam Fabrikalari*        184,869             540
  Turkcell Iletisim Hizmet             443,669           2,193
  Turkiye Garanti Bankasi*             466,933           2,010
  Turkiye Is Bankasi                   893,345           5,218
                                                    ----------
                                                        22,962
                                                    ----------
UNITED KINGDOM -- 0.6%
  Anglo American                        95,020           2,223
  Anglo American (South
     African Shares)                    18,944             443
  BHP Billiton (C)                     109,073           1,389
  Dimension Data Holdings (C)*         431,072             253
  Old Mutual                         1,218,163           2,656
                                                    ----------
                                                         6,964
                                                    ----------
UNITED STATES -- 0.0%
  EMPS*                                 79,500             219
                                                    ----------
VENEZUELA -- 0.2%
  Cia Anonima Nacional Telefonos
  de
     Venezuela ADR*                    125,729           2,381
                                                    ----------
Total Common Stock
  (Cost $872,088) ($ Thousands)                      1,055,714
                                                    ----------

PREFERRED STOCK -- 5.3%
BRAZIL -- 4.7%
  Banco Bradesco*                       24,817             872
  Bradespar*                            23,800             400
  Brasil Telecom*                  160,758,500             688
  Braskem*                             302,400           2,525
  Caemi Mineracao e Metalurgica*       737,900             688
  Centrais Eletricas Brasileiras*   27,208,000             347
  Cia de Tecidos do Norte de
  Minas - Coteminas*                18,242,000           1,637
  Cia Energetica de Minas Gerais*  173,587,593           5,454
  Cia Paranaense de Energia*       294,938,600           1,664
  Cia Siderurgica Belgo Mineira*     1,912,700             854
  Cia Siderurgica de Tubarao*        6,952,200             319
  Cia Vale do Rio Doce, Cl A*           32,700             821
  Duratex*                             111,255             900
  Investimentos Itau*                1,930,336           4,153
  Petroleo Brasileiro*                  48,000           2,192
  Petroleo Brasileiro ADR*             439,670          20,242
  Tam*                                 352,200           2,504
  Tele Norte Leste Participacoes*       13,347             220
  Telecomunicacoes de Sao Paulo*        51,177           1,032
  Telemar Norte Leste*                 234,790           5,665
  Telemig Celular Participacoes*   605,165,310             984
  Ultrapar Participacoes*           29,000,000             504
                                                    ----------
                                                        54,665
                                                    ----------


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Equity Fund
June 30, 2005
----------------------------------------------------------------
                                   Shares/Face     Market Value
Description                 Amount ($Thousands)     ($Thousands)
----------------------------------------------------------------
SOUTH KOREA -- 0.6%
  Hyundai Motor*                        73,890      $    2,467
  Hyundai Motor (Second
  Preferred)*                          117,460           4,205
                                                    ----------
                                                         6,672
                                                    ----------
Total Preferred Stock
  (Cost $45,866) ($ Thousands)                          61,337
                                                    ----------

COMMERCIAL PAPER (D)(E) -- 1.3%
  Ajax Bambino
    3.320%, 07/22/05                   $ 1,700           1,697
  ASAP Funding
    3.180%, 07/11/05                     1,750           1,749
  Bavaria TRR
    3.120%, 07/01/05                     1,700           1,700
  Broadhollow Funding
    3.270%, 07/18/05                     1,700           1,697
  Cre-8 Funding
    3.340%, 07/12/05                     1,000             999
  Freedom Park Capital
    3.350%, 07/27/05                     1,500           1,496
  Harwood Street Funding
    3.290%, 07/20/05                     1,700           1,697
  Mitten RFC
    3.180%, 07/05/05                     1,700           1,699
  Park Granada
    3.270%, 07/29/05                     1,900           1,895
                                                    ----------
Total Commercial Paper
  (Cost $14,629) ($ Thousands)                          14,629
                                                    ----------

DEBENTURE BOND -- 0.0%
BRAZIL -- 0.0%
  Companhia Vale do Rio Doce
    0.000%, 09/30/49                         8              --
                                                    ----------
Total Debenture Bond
  (Cost $0) ($ Thousands)                                   --
                                                    ----------

EQUITY LINKED WARRANT (B) -- 0.0%
THAILAND -- 0.0%
  Sino Thai Engineering &
    Construction, Expires 03/14/08     221,667              12
                                                    ----------
Total Equity Linked Warrant
  (Cost $0) ($ Thousands)                                   12
                                                    ----------

RIGHTS -- 0.0%
TAIWAN -- 0.0%
  Taiwan Green Point Enterprises
    Expires 08/04/05*                  228,777              15
                                                    ----------
Total Rights
  (Cost $0) ($ Thousands)                                   16
                                                    ----------

CASH EQUIVALENTS -- 0.7%
  Barclays Global Investors Funds,

    Prime Money Market Fund (D)        347,554             348


----------------------------------------------------------------
                                   Shares/Face     Market Value
Description                 Amount ($Thousands)     ($Thousands)
----------------------------------------------------------------
  The Reserve Funds, Primary
     Fund, Cl 8 (D)                    219,803      $      220
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A (F)       7,531,148           7,531
                                                    ----------
Total Cash Equivalents
  (Cost $8,098) ($ Thousands)                            8,099
                                                    ----------

REPURCHASE AGREEMENTS (D) -- 2.4%
Bank of America
   3.430%, dated 06/30/05, to
  be repurchased on 07/01/05,
  repurchase price $16,001,524
  (collateralized by a FNMA
  obligation, par value
  $16,539,904, 5.000%,
  04/01/35; total market
  value $16,320,001)                  $ 16,000          16,000
Goldman Sachs
   3.430%, dated 06/30/05, to
  be repurchased on 07/01/05,
  repurchase price $5,000,476
  (collateralized by a U.S.
  Treasury obligation, par
  value $4,795,000, 4.750%,
  05/15/14; total market value
  $5,100,142)                            5,000           5,000
Lehman Brothers
   3.430%, dated 06/30/05, to
  be repurchased on 07/01/05,
  repurchase price $7,000,667
  (collateralized by various
  government obligations,
  ranging in par value
  $605,628-$5,500,000,
  6.000%-9.000%,
  01/01/08-04/01/32; total
  market value $7,140,300)               7,000           7,000
                                                    ----------
Total Repurchase Agreements
  (Cost $28,000) ($ Thousands)                          28,000
                                                    ----------

Total Investments -- 101.4%
  (Cost $968,681)+ ($ Thousands)                    $1,167,806
                                                    ==========

       Percentages are based on Net Assets of $1,151,262 ($ Thousands).
*      Non-Income Producing Security
(A) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(B) Security considered illiquid. The total value of such securities as of June 30, 2005 was $12 ($ Thousands) and represents 0.0% of Net Assets.
(C) This security or a partial position of this security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $41,462 ($ Thousands).
(D) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2005 was $43,196 ($ Thousands).
(E)    The rate reported is the effective yield at time of purchase.
(F) Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Equity Fund
June 30, 2005


ADR    -- American Depositary Receipt
Cl     -- Class
FNMA   -- Federal National Mortgage Association
GDR    -- Global Depositary Receipt
NVDR   -- Non-Voting Depositary Receipt
PDR    -- Philippine Depositary Receipt
Ser    -- Series
Amounts designated as "-" are either $0 or have been rounded to $0.

+ At June 30, 2005, the tax basis cost of the Fund's investments was $968,681 ($ Thousands), and the unrealized appreciation and depreciation were $217,576 and $(18,451) ($ Thousands), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


International Fixed Income Fund
June 30, 2005


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                        (Thousands)(1)  ($Thousands)
----------------------------------------------------------------
GLOBAL BONDS -- 78.4%
AUSTRIA -- 0.6%
  Republic of Austria
    3.800%, 10/20/13              EUR    4,220         $  5,407
                                                       --------
BELGIUM -- 0.6%
  Kingdom of Belgium, Ser 31
    5.500%, 03/28/28              EUR    3,300            5,128
                                                       --------
CANADA -- 1.3%
  Ford Credit Canada
    7.250%, 12/07/07              GBP      300              533
  Government of Canada
    6.000%, 06/01/11                     3,700            3,419
    4.875%, 07/07/08              EUR    1,000            1,303
  Government of Canada, Ser WL43
    5.750%, 06/01/29                     4,800            4,762
  Province of Ontario
    1.875%, 01/25/10              JPY  170,000            1,643
                                                       --------
                                                         11,660
                                                       --------
CAYMAN ISLANDS -- 0.2%
  Mizuho Financial Group
    4.750%, 04/15/14              EUR      550              709
    4.750%, 04/15/14              EUR      830            1,069
                                                       --------
                                                          1,778
                                                       --------
DENMARK -- 3.3%
  Kingdom of Denmark
    6.000%, 11/15/11                    40,000            7,767
    5.000%, 11/15/13                   118,000           22,094
                                                       --------
                                                         29,861
                                                       --------
FINLAND -- 2.9%
  Government of Finland
    4.250%, 07/04/15              EUR   19,680           26,184
                                                       --------
FRANCE -- 5.9%
  Caisse Nationale des Autoroutes
    4.500%, 03/28/18              EUR    1,500            2,010
  Caisse Refinancement de
    l'Habitat
    4.250%, 10/25/14              EUR      600              786
  Carrefour
    4.375%, 06/15/11              EUR    1,000            1,300
  Casino Guichard Perrachon
    6.000%, 03/06/08              EUR    1,000            1,302
  Compagnie de Financement
    Foncier
    0.400%, 09/22/06              JPY  100,000              907
  France Telecom MTN, Ser E
    8.125%, 01/28/33              EUR      300              560
  Government of France
    5.750%, 10/25/32              EUR    3,200            5,256
    5.500%, 04/25/07              EUR    5,000            6,423
    4.000%, 04/25/09              EUR    3,000            3,854
    4.000%, 04/25/13              EUR    7,400            9,630
    4.000%, 10/25/13              EUR    9,000           11,708
    3.150%, 07/25/32              EUR    5,166            8,464
  Veolia Environnement
    5.875%, 06/27/08              EUR    1,000            1,324
                                                       --------
                                                         53,524
                                                       --------

----------------------------------------------------------------
                                     Face Amount   Market Value
Description                        (Thousands)(1)  ($Thousands)
----------------------------------------------------------------
GERMANY -- 6.7%
  Allgemeine Hypothekenbank
    Rheinboden
    5.750%, 09/15/08              EUR    6,100         $  8,148
  Commerzbank
    5.500%, 10/25/11              EUR    1,000            1,384
  Deutsche Bank
    4.250%, 07/28/09              EUR    1,000            1,294
  Deutsche Bundesrepublik
    5.500%, 01/04/31              EUR    4,100            6,480
    5.250%, 01/04/08              EUR    5,000            6,508
    5.000%, 01/04/12              EUR    4,000            5,372
    4.750%, 07/04/34              EUR    4,000            5,776
  Deutsche Pfandbriefbank
    4.500%, 01/15/18              EUR    2,400            3,206
  Eurohypo
    4.500%, 01/21/13              EUR    3,700            4,925
  Hypothekenbank in Essen
    2.750%, 07/25/07              EUR    6,100            7,482
  Kreditanstalt fuer Wiederaufbau
    4.750%, 08/18/06              EUR    3,700            4,612
  Landwirtschaftliche Rentenbank
    1.375%, 04/25/13              JPY   70,000              658
  Rheinische Hypothekenbank
    5.750%, 07/05/10              EUR    3,700            5,142
                                                       --------
                                                         60,987
                                                       --------
GUERNSEY -- 0.4%
  Credit Suisse Group Finance
    6.375%, 06/07/13              EUR    2,720            4,004
                                                       --------
ICELAND -- 1.4%
  Housing Finance Fund
    3.750%, 06/15/44                   794,918           12,594
                                                       --------
ITALY -- 6.7%
  Buoni Poliennali Del Tesoro
    7.750%, 11/01/06              EUR    6,200            8,064
    5.750%, 02/01/33              EUR   10,170           16,074
    5.250%, 11/01/29              EUR    6,000            8,808
    5.000%, 05/01/08              EUR    7,200            9,376
    4.250%, 08/01/13              EUR    9,200           12,063
  Republic of Italy
    3.800%, 03/27/08              JPY   34,000              337
  Sanpaolo IMI MTN, Ser E
    6.375%, 04/06/10              EUR    4,300            6,015
                                                       --------
                                                         60,737
                                                       --------
JAPAN -- 14.3%
  Abbott Japan
    1.050%, 11/06/08                   120,000            1,107
  Government of Japan 10 Year
    Bond, Ser 242
    1.200%, 09/20/12                 3,667,000           34,158
  Government of Japan 10 Year
    Bond, Ser 256
    1.400%, 12/20/13                   150,000            1,403
  Government of Japan 20 Year
    Bond, Ser 65
    1.900%, 12/20/23                 1,300,000           12,022
  Government of Japan 20 Year
    Bond, Ser 72
    2.100%, 09/20/24                 2,313,000           21,833

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


International Fixed Income Fund
June 30, 2005


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                        (Thousands)(1)  ($Thousands)
----------------------------------------------------------------
  Government of Japan 5 Year
    Bond, Ser 20
    0.500%, 06/20/07                 1,500,000         $ 13,653
  Government of Japan 5 Year
    Bond, Ser 25
    0.300%, 03/20/08                 3,000,000           27,204
  Government of Japan 5 Year
    Bond, Ser 31
    0.600%, 09/20/08                   500,000            4,573
  Government of Japan 5 Year
    Bond, Ser 39
    0.800%, 09/20/09                 1,000,000            9,205
  Japan Finance for Municipal
    Enterprises
    1.350%, 11/26/13                   500,000            4,670
                                                       --------
                                                        129,828
                                                       --------
LUXEMBOURG -- 0.3%
  Telecom Italia Finance MTN, Ser
    E
    6.375%, 04/20/06              EUR    2,040            2,549
                                                       --------
MALAYSIA -- 0.5%
  Government of Malaysia
    7.500%, 07/15/11                     4,100            4,776
                                                       --------
MEXICO -- 2.8%
  Mexican Bonos, Ser M
    9.000%, 12/22/11                    15,000            1,371
  Mexican Bonos, Ser M 20
    10.000%, 12/05/24                   55,000            5,199
  Mexican Bonos, Ser MI10
    9.500%, 12/18/14                    52,800            4,922
  United Mexican States
    6.625%, 03/03/15              USD    5,050            5,557
    5.875%, 01/15/14                     7,600            7,931
                                                       --------
                                                         24,980
                                                       --------
NETHERLANDS -- 6.2%
  ABN Amro Bank MTN, Ser E
    5.375%, 09/08/09              EUR    1,000            1,346
  Allianz Finance II
    5.625%, 11/29/12              EUR    1,000            1,412
  Arena, Ser 2003-1, Cl A2
    4.300%, 05/19/55              EUR    9,000           11,693
  BMW Finance MTN
    5.000%, 08/06/18              EUR      700              947
  Bank Nederlandse Gemeenten MTN,
    Ser E
    5.625%, 10/25/10              EUR    1,000            1,390
  Deutsche Telekom
     International Finance
    8.125%, 05/29/12              EUR    2,000            3,139
  Dresdner Finance
    4.000%, 01/19/07              EUR    1,000            1,244
  E.ON International Finance MTN,
    Ser E
    5.750%, 05/29/09              EUR    6,515            8,811
  EADS Finance MTN, Ser E
    4.625%, 03/03/10              EUR    2,130            2,774
  Generali Finance
    4.750%, 05/12/14              EUR      500              674
  Government of Netherlands
    7.500%, 01/15/23              EUR    1,670            3,077
    3.750%, 07/15/09              EUR    6,000            7,651


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                        (Thousands)(1)  ($Thousands)
----------------------------------------------------------------
  ING Bank MTN, Ser E
    5.500%, 01/04/12              EUR    1,000         $  1,377
  RWE Finance MTN, Ser E
    6.250%, 06/03/30              GBP      200              418
  Rabobank Nederland MTN, Ser E
    4.250%, 04/25/13              EUR    1,000            1,310
  Saecure, Ser A2
    5.710%, 11/25/07              EUR    6,000            7,826
  Saint-Gobain Nederland
    5.000%, 04/16/10              EUR    1,000            1,326
                                                       --------
                                                         56,415
                                                       --------
NEW ZEALAND -- 3.2%
  Government of New Zealand,
     Ser 709
    7.000%, 07/15/09                    39,390           28,517
                                                       --------
POLAND -- 0.1%
  Republic of Poland
    4.200%, 04/15/20              EUR    1,000            1,275
                                                       --------
SPAIN -- 1.2%
  Government of Spain
    6.150%, 01/31/13              EUR    1,000            1,477
    6.000%, 01/31/29              EUR    1,000            1,661
    4.800%, 10/31/06              EUR    6,100            7,655
                                                       --------
                                                         10,793
                                                       --------
SUPRA-NATIONAL -- 0.9%
  European Investment Bank
    6.000%, 12/07/28              GBP      300              657
    5.375%, 10/15/12              EUR    1,000            1,409
    4.500%, 12/07/07              GBP      200              361
    3.250%, 10/15/08              EUR    1,000            1,250
    2.750%, 12/15/06              EUR    1,000            1,222
  Inter-American Development Bank
    5.750%, 12/07/09              GBP      300              568
  International Bank for
    Reconstruction & Development
    5.750%, 06/07/32              GBP      400              866
    2.000%, 02/18/08              JPY  115,000            1,085
  International Finance
    5.375%, 12/07/28              GBP      300              608
                                                       --------
                                                          8,026
                                                       --------
SWEDEN -- 2.2%
  Kingdom of Sweden
    3.500%, 12/01/28                    10,260            1,970
  Kingdom of Sweden, Ser 1043
    5.000%, 01/28/09                    95,060           13,358
  Nordea Bank
    6.000%, 12/13/10              EUR    3,700            4,551
                                                       --------
                                                         19,879
                                                       --------
UNITED KINGDOM -- 11.8%
  Abbey National Treasury
    Services
    5.375%, 12/30/09                       700            1,297
  Aviva
    5.700%, 09/29/49              EUR    1,900            2,613
  Bank of Scotland MTN, Ser E
    6.125%, 02/05/13              EUR    2,630            3,803
    5.500%, 10/29/12              EUR    2,390            3,338
  Barclays Bank MTN, Ser E
    5.750%, 09/14/26                       500              993


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


International Fixed Income Fund
June 30, 2005


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                        (Thousands)(1)  ($Thousands)
----------------------------------------------------------------
  British Telecommunications
    5.750%, 12/07/28                       200         $    366
  Chester Asset Receivables
    6.125%, 10/15/10              EUR    8,770           12,348
  Compass Group MTN, Ser E
    6.000%, 05/29/09              EUR    1,410            1,880
  GUS
    6.375%, 07/16/09                       700            1,321
  Halifax MTN, Ser E
    6.375%, 04/03/08                       500              940
  Hilton Group Finance MTN, Ser E
    6.500%, 07/17/09              EUR    1,150            1,573
  Imperial Tobacco Finance
     MTN, Ser E
    6.250%, 06/06/07              EUR    1,510            1,961
  Lloyds TSB Bank MTN, Ser E
    6.625%, 03/30/15                       400              815
  MBNA Europe Funding MTN, Ser E
    4.500%, 01/23/09              EUR    1,000            1,280
  NGG Finance
    6.125%, 08/23/11              EUR    1,000            1,408
  National Grid
    6.500%, 07/27/28                       500            1,067
  National Westminster Bank
    6.500%, 09/07/21                       400              843
  Permanent Financing
    5.100%, 06/11/07              EUR    9,200           11,730
  Telereal Securitisation
    5.389%, 12/10/31                       985            1,893
  Tesco MTN, Ser E
    0.700%, 09/20/06              JPY  160,000            1,453
  United Kingdom Treasury
    5.750%, 12/07/09                     1,500            2,873
    5.000%, 09/07/14                     9,770           18,622
    4.750%, 06/07/10                     5,890           10,890
    4.750%, 12/07/38                     2,830            5,573
    4.250%, 06/07/32                     5,090            9,193
  United Utilities Water MTN, Ser
    E
    6.625%, 11/08/07              EUR    4,360            5,786
  Vodafone Group MTN, Ser E
    5.900%, 11/26/32                       500              989
                                                       --------
                                                        106,848
                                                       --------
UNITED STATES -- 4.9%
  American Express Credit
     MTN, Ser E
    5.625%, 08/18/09              GBP      800            1,482
  Chase Credit Card Master Trust,
    Ser 1998-4
    5.000%, 08/15/08              EUR    7,200            9,372
  Citibank Credit Card Issurance
    Trust
    5.375%, 04/10/13              EUR    6,800            9,309
  Citigroup
    0.800%, 10/30/08              JPY  200,000            1,832
  DaimlerChrysler MTN, Ser E
    4.125%, 01/23/09              EUR    1,000            1,257
  Dow Chemical MTN, Ser E
    5.625%, 10/17/07              EUR    1,000            1,296
  General Electric Capital MTN,
    Ser E
    1.400%, 11/02/06              JPY  100,000              919
    0.750%, 02/05/09              JPY   70,000              640
  Genworth Financial
    1.600%, 06/20/11              JPY  160,000            1,481
  Goldman Sachs Group
    5.125%, 04/24/13              EUR    1,000            1,348


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                        (Thousands)(1)  ($Thousands)
----------------------------------------------------------------
  HSBC Finance
    6.125%, 01/22/10              GBP      600         $  1,137
  KFW International Finance
    1.750%, 03/23/10              JPY  250,000            2,407
  MBNA Credit Card Master Trust,
    Ser 2002-A2, Cl A
    5.600%, 07/17/14              EUR    6,650            9,278
  Pfizer
    0.800%, 03/18/08              JPY   23,000              210
  Toyota Motor Credit
    0.750%, 06/09/08              JPY  180,000            1,647
  United Parcel Service MTN,
    Ser E
    5.500%, 02/12/31              GBP      400              794
                                                       --------
                                                         44,409
                                                       --------
Total Global Bonds
  (Cost $697,839) ($ Thousands)                         710,159
                                                       --------

COMMERCIAL PAPER (C) -- 5.0%
  Ajax Bambino Funding (B)
    3.127%, 07/06/05                   $   576              576
  Beethoven Funding (B)
    3.115%, 07/05/05                       288              288
  Belmont Funding (B)
    3.480%, 07/01/05                     1,879            1,879
  Brahms Funding (B)
    3.267%, 08/05/05                       288              287
  CBA (Delaware) Finance
    3.259%, 07/27/05                    13,000           12,971
  Carmel Mountain Funding Trust
    (B)
    3.190%, 07/13/05                       144              144
  HBOS Treasury Services
    3.263%, 07/26/05                     9,500            9,481
  Mica Funding (B)
    3.309%, 07/19/05                       288              288
  Natexis
    3.329%, 08/29/05                     1,000              995
    3.267%, 09/08/05                     5,000            4,969
    3.344%, 09/21/05                     1,000              992
  Westpac Banking
    3.033%, 07/06/05                    12,000           11,994
                                                       --------
Total Commercial Paper
  (Cost $44,864) ($ Thousands)                           44,864
                                                       --------

U.S. TREASURY OBLIGATIONS -- 4.6%
U.S. Treasury Bills (C)
    3.134%, 07/15/05                    12,000           11,985
    2.850%, 07/28/05 (2)                 4,550            4,540
  U.S. Treasury Bonds (A)
    7.625%, 02/15/25                    11,810           17,015
  U.S. Treasury Inflationary
     Index Notes
    3.375%, 04/15/32                     6,270            8,529
                                                       --------
Total U.S. Treasury Obligations
  (Cost $40,971) ($ Thousands)                           42,069
                                                       --------

CERTIFICATES OF DEPOSIT -- 3.3%
  BNP Paribas
    3.140%, 08/11/05                     2,000            2,000
    3.020%, 07/05/05                     4,000            4,000


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


International Fixed Income Fund
June 30, 2005


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                        (Thousands)(1)  ($Thousands)
----------------------------------------------------------------
  Den Danske
    3.100%, 07/25/05                    $1,000         $  1,000
  Deutsche Bank
    3.140%, 08/03/05                     1,000            1,000
    3.140%, 08/17/05                     1,000            1,000
    3.100%, 07/25/05                    13,000           13,000
  Dresdner Bank
    3.250%, 09/02/05                     4,000            4,000
    3.410%, 09/22/05                     1,000            1,000
  Societe Generale
    3.430%, 09/29/05                     2,000            2,000
  U.S. Trust (B) (D)
    3.341%, 07/14/05                       576              576
  Washington Mutual Bank,
     Ser CD (B) (D)
    3.270%, 08/18/05                       680              680
                                                       --------
Total Certificates of Deposit
  (Cost $30,256) ($ Thousands)                           30,256
                                                       --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.2%
  FHLB (A) (C)
      3.143%, 07/20/05                   8,000            7,987
  FHLMC
      5.125%, 01/15/12                   3,000            4,118
      4.750%, 01/15/13                   1,000            1,349
  FNMA
      1.750%, 03/26/08                 240,000            2,263
  FNMA (A)
      3.625%, 07/13/05                   9,100            9,090
  SLMA
      3.800%, 06/17/10                   3,500            4,448
                                                       --------
Total U.S. Government Agency Obligations
  (Cost $29,055) ($ Thousands)                           29,255
                                                       --------

CORPORATE OBLIGATIONS (B)(D) -- 1.9%
  ASIF Global Financing XV
    3.528%, 09/02/05                        53               53
  Allstate Life Global Funding
    II, MTN
    3.210%, 07/15/05                       265              265
  American General Finance
    5.875%, 07/14/06                        58               59
    3.220%, 07/15/05                       836              835
  Bear Stearns
    3.230%, 07/15/05                     1,026            1,026
  CCN Bluegrass
    3.340%, 07/18/05                       375              375
  CIT Group
    3.260%, 08/12/05                     1,441            1,441
    3.250%, 07/19/05                       144              144
  CIT Group, MTN
    3.620%, 07/29/05                        66               66
  Caterpillar
    3.250%, 07/11/05                       288              288
  Countrywide Home Loans
    3.509%, 09/21/05                       472              472
    3.389%, 08/26/05                       173              173
    2.810%, 07/29/05                       127              127


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                        (Thousands)(1)  ($Thousands)
----------------------------------------------------------------
  Countrywide Home Loans,
     Ser M, MTN
    3.440%, 09/06/05                    $  657         $    657
  Dekabank
    3.187%, 07/19/05                     1,066            1,066
  Five Finance
    3.230%, 07/22/05                       818              818
  Harrier Finance Funding
    3.390%, 09/15/05                       167              167
  Irish Life & Permanent
    3.270%, 07/21/05                       766              766
  Jackson National Life Funding
    3.111%, 07/01/05                     1,268            1,268
  K2, MTN
    3.354%, 09/12/05                        35               35
  Lakeside Funding
    3.220%, 07/08/05                       288              288
  Liberty Lighthouse US Capital
    3.150%, 07/11/05                       576              576
  Morgan Stanley
    3.150%, 07/05/05                       202              202
    3.130%, 07/05/05                       288              288
  Nationwide Building Society
    3.478%, 09/28/05                       288              288
    3.160%, 07/07/05                       576              576
  Nordbank
    3.300%, 07/25/05                       490              490
  Northern Rock
    3.150%, 07/05/05                       593              593
  Pacific Life Global Funding
    3.200%, 07/13/05                       432              432
  Premium Asset Trust
    3.430%, 07/29/05                       547              548
    3.270%, 07/06/05                       426              427
    2.140%, 07/15/05                       807              807
  SLM
    3.260%, 07/20/05                     1,152            1,152
    3.220%, 07/15/05                       634              634
  White Pine Finance
    3.081%, 07/01/05                       254              253
                                                       --------
Total Corporate Obligations
  (Cost $17,655) ($ Thousands)                           17,655
                                                       --------

ASSET-BACKED SECURITIES (D) -- 1.1%
UNITED KINGDOM -- 0.2%
  Granite Master Issuer,
     Ser 2005-1, Cl A5
    2.206%, 12/20/54                     1,500            1,814
                                                       --------
UNITED STATES (B) -- 0.9%
  Aire Valley Mortgages,
     Ser 2004-1A, Cl 1A
    3.260%, 07/20/05                       369              369
  Blue Heron Funding, Ser 9A,
    Cl A1
    3.344%, 07/25/05                       576              576
  CCN Independence IV
    3.306%, 07/15/05                       317              317
    3.290%, 07/15/05                       202              202
  Capital Auto Receivables Asset
    Trust, Ser 2005-SN1A, Cl A1
    3.327%, 05/15/06                     1,185            1,185


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


International Fixed Income Fund
June 30, 2005


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                        (Thousands)(1)  ($Thousands)
----------------------------------------------------------------
  Cheyne High Grade, Ser 2004-1A,
    Cl A1
    3.250%, 08/10/05                    $  331         $    331
  Commodore, Ser 2003-2A,
     Cl A1MM
    3.490%, 09/12/05                       265              265
  Drivetime Auto Owner Trust
    3.240%, 07/15/05                       101              101
  Duke Funding
    3.193%, 07/08/05                       432              432
  Harwood Street Funding I, (3)
     Ser 2004-1A, Cl NOTE
    3.310%, 07/20/05                       818              818
  Harwood Street Funding II,
     Ser 2005-A1, Cl NOTE
    3.364%, 07/25/05                       576              576
  Orchard Structured Finance CDO,
    Ser 2003-1A, Cl A1MM
    3.370%, 08/18/05                       563              563
  Park Place Securities NIM
    Trust, Ser 2004-MM1, Cl AMM2
    3.364%, 07/25/05                       875              875
  RMAC, Ser 2004-NS3A, Cl A1 (3)
    3.210%, 07/12/05                       224              224
  Saturn Ventures II (3)
    3.220%, 07/07/05                       640              640
  TIAA Real Estate, Ser 2003-1A,
     Cl A1
    3.350%, 07/28/05                       372              372
  Whitehawk CDO Funding, Ser
    2004-1A, Cl AMMA
    3.430%, 09/15/05                       144              144
  Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMA (3)
    3.430%, 09/15/05                       104              104
                                                       --------
                                                          8,094
                                                       --------
Total Asset-Backed Securities
  (Cost $9,970) ($ Thousands)                             9,908
                                                       --------

MASTER NOTES (B) -- 0.3%
    Bank of America
    3.518%, 07/01/05                     1,441            1,441
    Bear Stearns
    3.613%, 07/01/05                       692              692
                                                       --------
Total Master Notes
  (Cost $2,133) ($ Thousands)                             2,133
                                                       --------

REPURCHASE AGREEMENTS (B) -- 0.6%
Barclays Capital
   3.380%, dated 06/30/05, to
  be repurchased on 07/01/05,
  repurchase price $1,678,798
  (collateralized by government
  obligations, ranging in par
  value $30,739-$857,864,
  0.000%-4.500%,
  04/12/06-05/15/23; total
  market value $1,712,213)               1,679            1,679


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                        (Thousands)(1)  ($Thousands)
----------------------------------------------------------------
Deutsche Bank
   3.375%, dated 06/30/05, to be
   repurchased on 07/01/05,
   repurchase price $1,728,913
   (collateralized by government
   obligations, ranging in par
   value $8,523-$636,687, 3.625%-
   6.790%, 02/15/07-03/05/19;
   total market value $1,763,328)       $1,729          $ 1,729
Lehman Brothers
   3.350%, dated 06/30/05, to be
  repurchased on 07/01/05,
  repurchase price $622,408
  (collateralized by government
  obligations, ranging in par
  value $335,522-$374,355,
  0.000%-6.000%, 05/15/11-
  04/15/15; total market value
  $634,800)                                622              622
UBS Paine Webber
   3.380%, dated 06/30/05, to be
   repurchased on 07/01/05,
  repurchase price $1,152,609
  (collateralized by government
  obligations, ranging in par $16,193-
  $118,166, 0.000%-5.250%, 07/19/05-
  05/15/26; total market value
  $1,175,571)                            1,153            1,153
                                                       --------
Total Repurchase Agreements
  (Cost $5,183) ($ Thousands)                             5,183
                                                       --------

Total Investments -- 98.4%
  (Cost $877,926)+ ($ Thousands)                       $891,482
                                                       ========
       Percentages are based on Net Assets of $906,219 ($ Thousands).
(1)    In local currency unless otherwise indicated.
(2) Securities pledged as collateral on open futures contracts. The rates shown are effective yields at the time of purchase.
(3) Securities sold within the terms of private placement memorandum, except from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
(A) This security or a partial position of this security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $36,083 ($ Thousands).
(B) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2005 was $37,783 ($ Thousands).
(C)    The rate reported is the effective yield at time of purchase.
(D) Floating Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2005.
CDO    -- Collateralized Debt Obligation
Cl     -- Class
EUR    -- Euro
FHLB   -- Federal Home Loan Bank
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
GBP    -- British Pound Sterling
JPY    -- Japanese Yen
MTN    -- Medium Term Note
Ser    -- Series
SLMA   -- Student Loan Marketing Association
USD    -- U.S. Dollar

+ At June 30, 2005, the tax basis cost of the Fund's investments was $877,926
($ Thousands), and the unrealized appreciation and depreciation were $32,866 and $(19,310) ($ Thousands), respectively.


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


International Fixed Income Fund
June 30, 2005

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at June 30, 2005
-------------------------------------------------------------------------------------------------------------------------
                                                                                                            UNREALIZED
                                       CURRENCY TO                  CURRENCY TO                            APPRECIATION
       MATURITY                          DELIVER                      RECEIVE        CONTRACT VALUE       (DEPRECIATION)
         DATE                         ($ THOUSANDS)                ($ THOUSANDS)      ($ THOUSANDS)       ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------

               09/21/05   AUD             34,100           USD        25,892           $   25,862             $    30

      08/17/05-09/21/05   CAD             37,137           USD        29,593               30,368                (775)

      08/17/05-09/21/05   CHF             22,375           USD        18,774               17,533               1,241

      08/17/05-09/21/05   DKK            134,741           USD        23,477               21,935               1,542

      08/17/05-09/21/05   EUR            183,151           USD       228,385              222,162               6,224

      08/17/05-09/21/05   GBP             27,413           USD        51,232               49,042               2,190

               08/17/05   ISK            686,947           USD        10,393               10,485                 (92)

      08/17/05-09/21/05   JPY         10,657,531           USD        99,912               96,663               3,249

      08/17/05-09/21/05  KRW               1,552           USD         1,539                1,503                  36

               08/17/05   MXP            119,583           USD        10,605               11,004                (399)

               09/21/05   NOK                350           USD            55                   54                   1

      08/17/05-09/21/05   NZD             44,345           USD        31,607               30,701                 905

               09/21/05   PZL              1,000           USD           297                  299                  (1)

      08/17/05-09/21/05   SEK            270,716           USD        37,994               34,780               3,214

               09/21/05   ZAR                400           USD            59                   60                  (1)

      08/17/05-09/21/05   USD            $62,731           AUD        83,245               63,143                 411

      08/17/05-09/21/05   USD             43,581           CAD        54,237               44,347                 766

      08/17/05-09/21/05   USD             32,298           CHF        38,791               30,441              (1,857)

               09/21/05   USD                 60           CLP        35,000                   60                   1

               09/21/05   USD                621           CSK        15,200                  615                  (6)

      08/17/05-09/21/05   USD            164,854           EUR       130,969              158,821              (6,033)

      08/17/05-09/21/05   USD            101,345           GBP        55,664               99,548              (1,796)

      08/17/05-09/21/05   USD              1,840           HUF       365,586                1,783                 (57)

               08/17/05   USD                298           ISK        19,845                  303                   4

      08/17/05-09/21/05   USD            288,194           JPY    30,432,538              276,137             (12,057)

      08/17/05-09/21/05   USD             18,533           KRW    18,663,344               18,076                (457)

      08/17/05-09/21/05   USD              9,055           MXP       100,362                9,227                 172

      08/17/05-09/21/05   USD              1,982           NOK        12,510                1,919                 (64)

               09/21/05   USD                742           NZD         1,060                  732                 (11)

      08/17/05-09/21/05   USD              4,364           PZL        14,423                4,310                 (54)

      08/17/05-09/21/05   USD             31,805           SEK       227,793               29,261              (2,544)

      08/17/05-09/21/05   USD              2,233           SGD     3,726,710                2,215                 (18)

               09/21/05   USD                209           SKK         6,550                  207                  (2)

               09/21/05   USD                761           THB        31,000                  750                 (12)

      08/17/05-09/21/05   USD              4,839           ZAR        31,268                4,659                (179)
                                                                                       -----------           ---------

                                                                                       $1,299,005             $(6,429)
                                                                                       ===========            ========

AUD -- Australian Dollar      GBP -- British Pound Sterling      NZD -- New Zealand Dollar
CAD -- Canadian Dollar        HUF -- Hungarian Forint            PZL -- Polish Zloty
CHF -- Swiss Franc            ISK -- Iceland Koruna              SEK -- Swedish Krona
CLP -- Chilean Peso           JPY -- Japanese Yen                SGD -- Singapore Dollar
CSK -- Czech Koruna           KRW -- South Korean Won            SKK -- Slovokia Koruna
DKK -- Danish Krone           MXP -- Mexican Peso                THB -- Thai Baht
EUR -- Euro                   NOK -- Norwegian Krone             USD -- U.S. Dollar
                                                                 ZAR -- South African Rand


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


International Fixed Income Fund
June 30, 2005



The Fund had future contracts open as of June 30, 2005:
--------------------------------------------------------------------------------------------------
                                                                                    UNREALIZED
                                                         CONTRACT                  APPRECIATION
                TYPE OF                    NUMBER OF      VALUE       EXPIRATION  (DEPRECIATION)
                CONTRACT                  CONTRACTS   ($ THOUSANDS)      DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------------------------
Canadian Bankers Acceptance Short Note          (13)     $   (2,574)    03/13/06       $      (1)
Canadian Bankers Acceptance Short Note          (12)         (2,373)    06/19/06               --
Canadian Bankers Acceptance Short Note          (51)        (10,131)    09/19/05             (15)
Canadian Bankers Acceptance Short Note          (69)        (13,684)    12/19/05             (16)
Canadian 10 Year Long Bond                       139          13,220    09/27/05              240
Euro-Schatz Long Bond                             45           5,826    09/08/05               12
U.S. 90-Day Eurodolllar Long Bond                290          69,607    03/13/06               30
U.S. 90-Day Eurodolllar Long Bond                 52          12,479    06/22/06               11
U.S. 90-Day Eurodolllar Long Bond                359          86,295    09/19/05             (97)
U.S. 90-Day Eurodolllar Long Bond                722         173,334    12/19/05               69
Euro 3-Month Short Bond                        (127)        (37,675)    03/13/06             (63)
Euro 3-Month Short Bond                         (46)        (13,639)    06/19/06             (24)
Euro 3-Month Long Bond                           232          68,775    09/19/05               34
Euro 3-Month Long Bond                           345         102,341    12/19/05               48
U.S. 5 Year Short Note                         (664)        (72,304)    09/21/05            (141)
U.S. 10 Year Short Note                        (130)        (26,604)    09/30/05            (326)
U.S. 90-Day Bank Bill                            189          32,630    03/09/06               57
U.S. 90-Day Bank Bill                             49           8,474    06/09/06                7
U.S. 90-Day Bank Bill                          (107)        (18,436)    09/08/05              (9)
U.S. 90-Day Bank Bill                           (57)         (9,826)    12/12/05              (8)
Japan 10 Year Long Bond                          110         140,168    09/08/05              575
British 90-Day Long Bond                          86          18,465    03/15/06               67
British 90-Day Long Bond                         286          61,196    09/21/05              157
British 90-Day Long Bond                         520         111,533    12/21/05              354
Euro-Bobl Long Bond                              469          65,660    09/08/05              281
Euro-Bund Long Bond                              633          94,644    09/08/05              650
U.S. 2 Year Long Note                             76          15,784    09/30/05               20
U.S. 10 Year Short Note                        (925)       (104,959)    09/21/05            (644)
U.S. Short Bond                                (201)        (23,869)    10/02/05            (479)
Australian 10 Year Short Bond                  (373)       (218,561)    09/15/05              122
Euro 3-Month Short Bond                        (101)        (22,759)    03/19/06              (3)
Euro 3-Month Short Bond                         (34)         (7,660)    06/19/06              (2)
Euro 3-Month Short Bond                        (117)        (26,373)    09/16/05              (1)
Euro 3-Month Short Bond                        (237)        (53,416)    12/19/05              (4)
Australian 3 Year Long Bond                       28           5,651    09/15/05              (1)
                                                                                  ----------------
                                                                                        $     900
                                                                                  ================
Amounts designated as "--" are either $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Debt Fund
June 30, 2005


----------------------------------------------------------------
                                   Face Amount     Market Value
Description                        (Thousands)(1)  ($Thousands)
----------------------------------------------------------------
GLOBAL BONDS -- 90.4%
ARGENTINA -- 3.1%
  Banco De Galicia
    11.000%, 01/01/19                       --       $       --
  Ciesa (B)
    0.000%, 04/22/02                    12,600            6,300
  Empressa Distribuidora de
    Electricidad de Mendoza MTN,
    Ser E (B)
    0.000%, 01/10/03                     5,000            1,750
  Republic of Argentina
    7.820%, 12/31/33              EUR      659              712
    5.830%, 12/31/33              ARA   30,974           10,823
    3.010%, 08/03/12                     2,795            2,528
  Republic of Argentina (F)
    0.000%, 08/03/12                     7,975            7,213
  Republic of Argentina MTN,
    Ser E
    8.750%, 02/04/49              EUR    1,375              468
  Republic of Argentina MTN,
     Ser E (B)
    7.625%, 08/11/07              ITL2,255,000              383
    4.649%, 07/13/05              ITL1,225,000              257
                                                     ----------
                                                         30,434
                                                     ----------
BRAZIL -- 19.9%
  Federal Republic of Brazil
    12.250%, 03/06/30                   16,100           21,534
    11.000%, 01/11/12                    3,250            3,859
    10.125%, 05/15/27                   10,695           12,390
    9.250%, 10/22/10                     2,270            2,525
    9.230%, 06/29/09                       440              510
    8.875%, 04/15/24                     3,700            3,839
    8.250%, 01/20/34                     2,010            1,966
    4.250%, 04/15/09                     4,739            4,596
  Federal Republic of Brazil (C)
    11.000%, 08/17/40                   62,452           75,130
    10.500%, 07/14/14                    2,775            3,282
  Federal Republic of Brazil,
    Ser 15YR
    4.313%, 04/15/09                       764              756
  Federal Republic of Brazil,
    Ser 18YR
    4.313%, 04/15/12                    20,436           19,657
  Federal Republic of Brazil,
    Ser 18YR (C)
    4.313%, 04/15/12                     6,424            6,174
  Federal Republic of Brazil,
    Ser 20YR (C)
    8.000%, 04/15/14                    38,547           39,463
                                                     ----------
                                                        195,681
                                                     ----------
BULGARIA -- 0.5%
  Republic of Bulgaria Registered
    8.250%, 01/15/15                     2,975            3,737
  Republic of Bulgaria, Ser A
    3.750%, 07/28/12                     1,482            1,484
                                                     ----------
                                                          5,221
                                                     ----------
CHILE -- 0.7%
  Republic of Chile
    7.125%, 01/11/12                     5,375            6,179


----------------------------------------------------------------
                                   Face Amount     Market Value
Description                        (Thousands)(1)  ($Thousands)
----------------------------------------------------------------
    5.500%, 01/15/13                       850       $      904
                                                     ----------
                                                          7,083
                                                     ----------
COLOMBIA -- 4.5%
  Republic of Colombia
    11.750%, 02/25/20 (C)               13,245           17,351
    10.750%, 01/15/13 (C)                5,900            7,174
    10.375%, 01/28/33                    6,900            8,228
    10.000%, 01/23/12                    2,050            2,388
    8.700%, 02/15/16                     3,320            3,552
    8.375%, 02/15/27 (C)                 1,750            1,768
    8.125%, 05/21/24                       425              424
    7.625%, 02/15/07                     2,950            3,098
                                                     ----------
                                                         43,983
                                                     ----------
ECUADOR -- 0.9%
  Republic of Ecuador Registered
    12.000%, 11/15/12                      615              584
    8.000%, 08/15/30                     9,731            8,174
                                                     ----------
                                                          8,758
                                                     ----------
EL SALVADOR -- 0.5%
  Republic of El Salvador
    7.750%, 01/24/23                     4,000            4,455
INDONESIA -- 0.8%
  Garuda Indonesia
    3.593%, 12/31/07                     1,200            1,032
  Indah Kiat Finance Mauritius
    (B)
    10.000%, 07/01/07                    7,250            3,988
  Republic of Indonesia
    7.250%, 04/20/15                     2,380            2,406
                                                     ----------
                                                          7,426
                                                     ----------
KAZAKHSTAN -- 0.1%
  Kazkommerts International (A)
    7.875%, 04/07/14                     1,000            1,025
LUXEMBOURG -- 0.5%
  Gaz Capital (Gazprom)
    5.875%, 06/01/15              EUR    3,980            5,108
MACEDONIA -- 0.0%
  Government of Macedonia (F)
    3.653%, 07/13/12                       498              463
MALAYSIA -- 1.0%
  Government of Malaysia
    8.750%, 06/01/09                       800              928
    7.500%, 07/15/11                     3,975            4,631
  Petronas Capital
    7.875%, 05/22/22                     3,700            4,689
                                                     ----------
                                                         10,248
                                                     ----------
MEXICO -- 14.4%
  Cornhill, Ser 39 (B)
    0.000%, 01/30/00                     1,650              990
  Cornhill, Ser 46 (B)
    8.626%, 03/02/00                       150               90
  Mexican Bonos
    9.000%, 12/24/09              MXP  136,106           12,542
    8.000%, 12/19/13              MXP   22,000            1,880


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Debt Fund
June 30, 2005


----------------------------------------------------------------
                                   Face Amount     Market Value
Description                        (Thousands)(1)  ($Thousands)
----------------------------------------------------------------
  Pemex Project Funding Master
    Trust
    8.000%, 11/15/11                       500       $      568
  Pemex Project Funding Master
     Trust (C)
    9.500%, 09/15/27                     7,350            9,592
  United Mexican States
    8.000%, 09/24/22                     1,025            1,256
    5.500%, 02/17/20              EUR    2,260            2,908
  United Mexican States (C)
    11.375%, 09/15/16                   17,385           25,817
    8.125%, 12/30/19                    13,350           16,387
    6.625%, 03/03/15                    32,965           36,212
    5.875%, 01/15/14                    19,214           20,050
  United Mexican States MTN
    8.300%, 08/15/31                     4,970            6,188
    6.375%, 01/16/13                     6,475            6,951
                                                     ----------
                                                        141,431
                                                     ----------
NIGERIA -- 0.6%
  Central Bank of Nigeria
    6.250%, 11/15/20                     3,500            3,447
    5.092%, 01/05/10                     2,531              810
  Turanalem Finance
    8.000%, 03/24/14                       450              453
    7.875%, 06/02/10                       770              797
                                                     ----------
                                                          5,507
                                                     ----------
PANAMA -- 2.2%
  Republic of Panama
    9.625%, 02/08/11                     3,665            4,380
    9.375%, 04/01/29                     4,100            5,064
  Republic of Panama (C)
    9.375%, 01/16/23                     1,070            1,321
    8.875%, 09/30/27                     2,250            2,683
    7.250%, 03/15/15                     3,725            4,042
  Republic of Panama, Ser 20YR
    3.750%, 07/17/16                     3,900            3,734
                                                     ----------
                                                         21,224
                                                     ----------
PERU -- 2.1%
  Republic of Peru
    8.750%, 11/21/33                     2,000            2,255
  Republic of Peru (C)
    9.875%, 02/06/15                     3,750            4,641
    8.375%, 05/03/16                     1,875            2,105
  Republic of Peru FLIRB, Ser
    20YR
    5.000%, 03/07/17                     8,717            8,237
  Republic of Peru, Ser 20YR
    5.000%, 03/07/17                     4,093            3,898
                                                     ----------
                                                         21,136
                                                     ----------
PHILIPPINES -- 4.5%
  Republic of Philippines
    8.875%, 03/17/15                       175              184
    8.250%, 01/15/14                     1,350            1,371
  Republic of Philippines (C)
    10.625%, 03/16/25                   20,700           23,157
    9.375%, 01/18/17                     6,300            6,741
    9.000%, 02/15/13                       600              631
  Republic of Phillipines
    9.500%, 02/02/30                    12,070           12,317
                                                     ----------
                                                         44,401
                                                     ----------


----------------------------------------------------------------
                                   Face Amount     Market Value
Description                        (Thousands)(1)  ($Thousands)
----------------------------------------------------------------
RUSSIA -- 15.7%
  Aries Vermogensverwaltungs (A)
    9.600%, 10/25/14                     1,925       $    2,495
  Russian Federation
    12.750%, 06/24/28                   14,865           26,885
    11.000%, 07/24/18                    9,585           14,317
    8.250%, 03/31/10                     2,875            3,134
    5.000%, 03/31/30                    95,935           107,102
                                                     ----------
                                                        153,933
                                                     ----------
SOUTH AFRICA -- 1.0%
  Republic of South Africa
    9.125%, 05/19/09                     2,325            2,697
    6.500%, 06/02/14                     6,325            7,060
                                                     ----------
                                                          9,757
                                                     ----------
SOUTH KOREA -- 0.6%
  Hynix Semiconductor
    6.500%, 12/31/05             KRW 6,900,000            5,675
    6.000%, 12/31/06             KRW    89,000               73
    6.000%, 12/31/06             KRW    89,000               73
                                                     ----------
                                                          5,821
                                                     ----------
TURKEY -- 6.8%
  Republic of Turkey
    11.875%, 01/15/30                   15,295           22,082
    11.750%, 06/15/10                    1,150            1,429
    11.000%, 01/14/13                    3,095            3,915
    7.375%, 02/05/25                     2,400            2,364
    7.000%, 06/05/20                     9,390            9,167
    0.000%, 01/24/07             TRL     7,900            4,664
  Republic of Turkey (C)
    12.375%, 06/15/09                      500              617
    11.500%, 01/23/12                   12,500           15,953
    9.500%, 01/15/14                     5,825            6,888
                                                     ----------
                                                         67,079
                                                     ----------
UKRAINE -- 1.7%
  Government of Ukraine
    6.875%, 03/04/11                     3,880            4,089
  Government of Ukraine
    Registered
    11.000%, 03/15/07                    1,157            1,221
    6.875%, 03/04/11                       600              632
    6.365%, 08/05/09                     3,500            3,780
  Government of Ukraine
    Registered (C)
    7.650%, 06/11/13                     6,795            7,491
                                                     ----------
                                                         17,213
                                                     ----------
URUGUAY -- 2.5%
  Republic of Uruguay
    10.500%, 10/20/06            UYU    13,200              646
    9.250%, 05/17/17                     1,875            2,006
    7.875%, 01/15/33                     4,730            4,305
    7.500%, 03/15/15                    15,641           15,328
  Republic of Uruguay (C)
    7.500%, 03/15/15                     1,925            1,887
                                                     ----------
                                                         24,172
                                                     ----------
VENEZUELA -- 5.8%
  Government of Venezuela
    10.750%, 09/19/13                   12,840           15,029


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Debt Fund
June 30, 2005


----------------------------------------------------------------
                                   Face Amount     Market Value
Description                        (Thousands)(1)  ($Thousands)
----------------------------------------------------------------
    9.375%, 01/13/34                     1,400       $    1,466
    9.250%, 09/15/27                    20,255           21,237
    5.375%, 08/07/10                     4,360            4,055
    0.000%, 04/15/20                        34              786
  Government of Venezuela (C)
    8.500%, 10/08/14                     9,168            9,521
    3.693%, 04/20/11                     4,870            4,456
  Government of Venezuela, Ser A
    6.750%, 03/31/20                       725              727
                                                     ----------
                                                         57,277
                                                     ----------
Total Global Bonds
  (Cost $795,942) ($ Thousands)                         888,836
                                                     ----------

CORPORATE OBLIGATIONS (D)(F) -- 9.9%
  ASIF Global Financing XV
    3.528%, 09/02/05                   $   297              297
  Allstate Life Global Funding
    II,
     MTN (A)
    3.210%, 07/15/05                     1,470            1,470
  American General Finance (A)
    5.875%, 07/14/06                       320              326
    3.220%, 07/15/05                     4,634            4,634
  Bear Stearns
    3.230%, 07/15/05                     5,689            5,689
  CCN Bluegrass
    3.340%, 07/18/05                     2,078            2,078
  CIT Group
    3.260%, 08/12/05                     7,990            7,990
    3.250%, 07/19/05                       799              800
  CIT Group, MTN
    3.620%, 07/29/05                       364              364
  Caterpillar
    3.250%, 07/11/05                     1,598            1,598
  Countrywide Home Loans
    3.509%, 09/21/05                     2,621            2,621
    3.389%, 08/26/05                       959              959
    2.810%, 07/29/05                       703              703
  Countrywide Home Loans,
     Ser M, MTN
    3.440%, 09/06/05                     3,644            3,644
  Dekabank
    3.187%, 07/19/05                     5,913            5,912
  Five Finance
    3.230%, 07/22/05                     4,539            4,538
  Harrier Finance Funding
    3.390%, 09/15/05                       927              927
  Irish Life & Permanent
    3.270%, 07/21/05                     4,251            4,250
  Jackson National Life Funding
    3.111%, 07/01/05                     7,032            7,032
  K2 MTN (A)
    3.354%, 09/12/05                       192              192
  Lakeside Funding
    3.220%, 07/08/05                     1,598            1,598
  Liberty Lighthouse US Capital
    3.150%, 07/11/05                     3,196            3,194
  Morgan Stanley
    3.150%, 07/05/05                     1,119            1,119
    3.130%, 07/05/05                     1,598            1,598
  Nationwide Building Society
    3.478%, 09/28/05                     1,598            1,598
    3.160%, 07/07/05                     3,196            3,196


----------------------------------------------------------------
                                   Face Amount     Market Value
Description                        (Thousands)(1)  ($Thousands)
----------------------------------------------------------------
  Nordbank
    3.300%, 07/25/05                   $ 2,717       $    2,716
  Northern Rock (A)
    3.150%, 07/05/05                     3,292            3,292
  Pacific Life Global Funding
    3.200%, 07/13/05                     2,397            2,397
  Premium Asset Trust
    3.430%, 07/29/05                     3,036            3,038
    3.270%, 07/06/05                     2,365            2,367
    2.140%, 07/15/05                     4,475            4,475
  SLM (A)
    3.260%, 07/20/05                     6,392            6,392
    3.220%, 07/15/05                     3,516            3,516
  White Pine Finance
    3.081%, 07/01/05                     1,406            1,406
                                                     ----------
Total Corporate Obligations
  (Cost $97,926) ($ Thousands)                           97,926
                                                     ----------

LOAN PARTICIPATIONS -- 4.7%
ALGERIA -- 0.3%
  Republic of Algeria
    (Counterparty: Credit Suisse
    First Boston) (F)
    2.813%, 03/04/10                     2,643            2,600
ARGENTINA -- 0.6%
  Ciesa (Counterparty: Bank of
    America) (B)
    0.000%, 04/22/02                     3,400            1,700
  Edesa USD Promissory Notes
    (Counterparty: Bank of
     America) (B)
    0.000%, 12/31/49                     3,300            2,607
  Edesa USD Promissory Notes
    (Counterparty: Citigroup
    Global Markets) (B)
    0.000%, 12/31/49                     2,000            1,580
                                                     ----------
                                                          5,887
                                                     ----------
BRAZIL -- 0.7%
  Global Village Telecom Loan
    (Counterparty: Deutsche Bank)
    (B)
    0.000%, 12/31/49                    11,640            6,984
INDONESIA -- 1.0%
  Indonesia Standby Loan 94
    (Counterparty: Deutsche Bank)
    4.000%, 12/31/49                     6,304            5,548
  PKN Tranche Loan A
    (Counterparty: Citigroup
    Global Markets) (B)
    0.000%, 06/30/11                     1,533            1,457
  PKN Tranche Loan B
    (Counterparty: Citigroup
    Global Markets) (B)
    0.000%, 05/01/11                     4,200              345
  PKN Tranche Loan D Secured
    Short Term, Ser 1
    (Counterparty: Citibank) (B)
    0.000%, 08/10/05                       419              415
  PKN Tranche Loan D Secured
    Short Term, Ser 2
    (Counterparty: Citibank) (B)
    0.000%, 08/10/05                       394              390


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Debt Fund
June 30, 2005


----------------------------------------------------------------
                                   Face Amount     Market Value
Description                        (Thousands)(1)  ($Thousands)
----------------------------------------------------------------
  PT Abhimata Mediatama Loan
    15.000%, 12/31/07                    1,720       $    1,720
                                                     ----------
                                                          9,875
                                                     ----------
MEXICO -- 0.9%
  Altos Hornos, Promissory
     Note # 5 (B)
    0.000%, 04/29/99                     2,500            1,325
  Altos Hornos, Promissory
     Note # 6 (B)
    0.000%, 04/29/99                     2,500            1,325
  Altos Hornos, Promissory Note
    (Counterparty: Deutche Bank)
    (B)
    0.000%, 12/31/49                     4,500            2,385
  Altos Hornos, Tranche A
    (Counterparty: Banc of
     America) (B)
    0.000%, 04/11/04                     6,540            3,597
  Grupo Accerco Del Norte
    (Counterparty: Deutsche Bank)
    (B)
    0.000%, 12/31/49                     7,750              833
                                                     ----------
                                                          9,465
                                                     ----------
MOROCCO -- 0.3%
  Kingdom of Morocco, Ser A
    (Counterparties: Credit
    Suisse First Boston, J.P.
    Morgan, Merrill Lynch)
    3.803%, 01/02/09                     2,684            2,650
SINGAPORE -- 0.6% C2C Loan
    (Counterparty: Deutsche
    Bank) (B)
    0.000%, 12/31/10              SGD   10,800            5,724
THAILAND -- 0.3% TPI JPY Loan
    (Counterparty: Deutsche
    Bank) (B)
    0.000%, 12/31/49              JPY  354,231            3,005
                                                     ----------
Total Loan Participations
  (Cost $35,527) ($ Thousands)                           46,190
                                                     ----------

ASSET-BACKED SECURITIES (D)(F) -- 4.6%
  Aire Valley Mortgages, Ser
    2004-1A, Cl 1A
    3.260%, 07/20/05                   $ 2,046            2,046
  Blue Heron Funding, Ser 9A, Cl
    A1
    3.344%, 07/25/05                     3,196            3,196
  CCN Independence IV
    3.306%, 07/15/05                     1,758            1,758
    3.290%, 07/15/05                     1,119            1,119
  Capital Auto Receivables Asset
    Trust, Ser 2005-SN1A, Cl A1
    3.327%, 05/15/06                     6,573            6,573
  Cheyne High Grade, Ser 2004-1A,
    Cl A1
    3.250%, 08/10/05                     1,838            1,838
  Commodore, Ser 2003-2A,
     Cl A1MM
    3.490%, 09/12/05                     1,470            1,470
  Drivetime Auto Owner Trust
    3.240%, 07/15/05                       558              558


----------------------------------------------------------------
                                   Face Amount     Market Value
Description                        (Thousands)(1)  ($Thousands)
----------------------------------------------------------------
  Duke Funding
    3.193%, 07/08/05                   $ 2,397       $    2,397
  Harwood Street Funding I, (A)
     Ser 2004-1A, Cl NOTE
    3.310%, 07/20/05                     4,539            4,539
  Harwood Street Funding II,
     Ser 2005-A1, Cl NOTE
    3.364%, 07/25/05                     3,196            3,196
  Orchard Structured Finance CDO,
     Ser 2003-1A, Cl A1MM
    3.370%, 08/18/05                     3,124            3,124
  Park Place Securities NIM
    Trust,
     Ser 2004-MM1, Cl AMM2
    3.364%, 07/25/05                     4,854            4,854
  RMAC, Ser 2004-NS3A, Cl A1 (A)
    3.210%, 07/12/05                     1,239            1,239
  Saturn Ventures II (A)
    3.220%, 07/07/05                     3,548            3,548
  TIAA Real Estate, Ser 2003-1A,
     Cl A1
    3.350%, 07/28/05                     2,064            2,064
  Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMA (A)
    3.430%, 09/15/05                       575              575
    3.430%, 09/15/05                       799              799
                                                     ----------
Total Asset-Backed Securities
  (Cost $44,893) ($ Thousands)                           44,893
                                                     ----------

COMMERCIAL PAPER (D)(E)-- 2.0%
  Ajax Bambino Funding
    3.127%, 07/06/05                     3,196            3,195
  Beethoven Funding
    3.115%, 07/05/05                     1,598            1,598
  Belmont Funding
    3.480%, 07/01/05                    10,424           10,424
  Brahms Funding
    3.267%, 08/05/05                     1,598            1,593
  Carmel Mountain Funding Trust
    3.190%, 07/13/05                       799              798
  Mica Funding
    3.309%, 07/19/05                     1,598            1,595
                                                     ----------
Total Commercial Paper
  (Cost $19,203) ($ Thousands)                           19,203
                                                     ----------

MASTER NOTES (D) -- 1.2%
   Bank of America
    3.518%, 07/01/05                     7,991            7,991
   Bear Stearns
    3.613%, 07/01/05                     3,835            3,835
                                                     ----------
Total Cash Equivalents
  (Cost $11,826) ($ Thousands)                           11,826
                                                     ----------

CERTIFICATES OF DEPOSIT (D)(F) -- 0.7%
  U.S. Trust
    3.341%, 07/14/05                     3,196            3,196


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Debt Fund
June 30, 2005


----------------------------------------------------------------
                                   Face Amount     Market Value
Description                        (Thousands)(1)  ($Thousands)
----------------------------------------------------------------
Washington Mutual Bank, Ser CD
    3.270%, 08/18/05                   $ 3,772       $    3,772
                                                     ----------
Total Certificates of Deposit
  (Cost $6,968) ($ Thousands)                             6,968
                                                     ----------

COMMON STOCK -- 0.0%
INDONESIA -- 0.0%
  PKN Tranche C Equity                  24,929               --

THAILAND -- 0.1%
  TPI Equity (Counterparty:
     Banc of America)*               7,611,579              368
  TPI Equity (Counterparty:
     Deutsche Bank)*                 1,812,834               88
                                                     ----------
                                                            456
                                                     ----------
Total Common Stock
  (Cost $0) ($ Thousands)                                   456
                                                     ----------

PREFERRED STOCK -- 0.0%
ARGENTINA -- 0.0%
Grupo Financiero Galicia*                   --               --
                                                     ----------
Total Preferred Stock
  (Cost $0) ($ Thousands)                                    --
                                                     ----------

WARRANTS -- 0.0%
NIGERIA -- 0.0%
Central Bank of Nigeria Expires
  11/15/20 (G)*                          2,150               --
                                                     ----------
Total Warrants
  (Cost $0) ($ Thousands)                                    --
                                                     ----------

REPURCHASE AGREEMENTS (D) -- 2.9%
Barclays Capital
   3.380%, dated 06/30/05, to
  be repurchased on 07/01/05,
  repurchase price 9,311,534
  (collateralized by government
  obligations, ranging in par
  value $170,497-$4,758,183,
  0.000%-4.500%,
  04/12/06-05/15/23; total
  market value $9,496,873)               9,311            9,311
Deutsche Bank
   3.375%, dated 06/30/05, to
  be repurchased on 07/01/05,
  repurchase price $9,589,500
  (collateralized by government
  obligations, ranging in par
  value $47,272-$3,531,418,
  3.625%-6.790%,
  02/15/07-03/05/19; total
  market value $9,780,382)               9,589            9,589
Lehman Brothers
   3.350%, dated 06/30/05, to
  be repurchased on 07/01/05,
  repurchase price $3,452,218
  (collateralized by government
  obligations, ranging in par
  value $1,860,988-$2,076,380,
  0.000%-6.000%; total market
  value $3,520,947)                      3,452            3,452


----------------------------------------------------------------
                                   Face Amount     Market Value
Description                        (Thousands)(1)  ($Thousands)
----------------------------------------------------------------
UBS Paine Webber
   3.380%, dated 06/30/05, to
  be repurchased on 07/01/05,
  repurchase price $6,393,001
  (collateralized by government
  obligations, ranging in par
  value $89,813-$655,413,
  0.000%-5.250%,
  07/19/05-05/15/26; total
  market value $6,520,361)             $ 6,392       $    6,392
                                                     ----------
Total Repurchase Agreements
  (Cost $28,744) ($ Thousands)                           28,744
                                                     ----------

Total Investments -- 116.4%
  (Cost $1,041,029)+ ($ Thousands)                   $1,145,042
                                                     ==========

       Percentages are based on Net Assets of $983,300 ($ Thousands).
*      Non-Income Producing Security
(1)    In U.S. dollars unless otherwise indicated.
(A) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(B)    Security in default on interest payments.
(C) This security or a partial position of this security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $203,966 ($ Thousands).
(D) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2005 was $209,560 ($ Thousands).
(E)    The rate reported is the effective yield at time of purchase.
(F) Floating Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2005.
(G)    Securities are fair valued at $0 and represent 0.00% of net assets.

ARA    -- Argentina Peso
CDO    -- Collateralized Debt Obligation
Cl     -- Class
EUR    -- Euro
FLIRB  -- Front Loaded Interest Reduction Bond
ITL    -- Italian Lira
JPY    -- Japanese Yen
KRW    -- South Korean Won
MTN    -- Medium Term Note
MXP    -- Mexican Peso
Ser    -- Series
SGD    -- Singapore Dollar
TRL    -- Turkish Lira
UYU    -- Uruguay Peso
USD    -- U.S. Dollar
Amounts designated as "--" are either $0 or have been rounded to $0.

+ At June 30, 2005, the tax basis cost of the Fund's investments was $1,041,029 ($ Thousands), and the unrealized appreciation and depreciation were $104,570 and $(557) ($ Thousands), respectively.


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Debt Fund
June 30, 2005


Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at
June 30, 2005
----------------------------------------------------------------------------------------------------------------
                                                                                                    UNREALIZED
                                    CURRENCY TO              CURRENCY TO                           APPRECIATION
       MATURITY                       DELIVER                  RECEIVE       CONTRACT VALUE       (DEPRECIATION)
         DATE                      ($ THOUSANDS)            ($ THOUSANDS)    ($ THOUSANDS)        ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------
07/01/05                 USD          1,955        ARA           5,660       $   1,957            $      2

07/05/05-12/23/05        USD         33,463        BRL          84,961          35,401               1,938

08/16/05                 USD          7,213        KRW       7,213,100           6,986                (227)

11/09/05-01/26/06        USD          7,820        RUB         222,737           7,751                 (69)

07/13/05                 USD          2,400        TRY           3,253           2,430                  30

06/08/06                 USD          2,200        UAH          11,140           2,202                   2

07/13/05-08/22/05        USD          2,069        ZAR          14,145           2,114                  45

07/05/05-12/23/05        BRL         37,691        USD          15,814          16,221                (407)

07/15/05                 EUR          6,454        USD           8,204           7,816                 388

07/15/05                 JPY        250,282        USD           2,339           2,261                  78

11/09/05-01/25/06        RUB        110,000        USD           3,983           3,829                 155
                                                                         -----------------    -----------------

                                                                               $88,968             $ 1,935
                                                                         =================    =================

ARA -- Argentina Peso             RUB -- Russian Rouble
BRL -- Brazilian Real             TRY -- New Turkish Lira
EUR -- Euro                       UAH -- Ukraine Hryvnia
JPY -- Japanese Yen               USD -- U.S. Dollar
KRW -- South Korean Won           ZAR -- South African Rand



For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2005

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               SEI Institutional International Trust


By (Signature and Title)*                  /s/ Edward D. Loughlin
                                           ----------------------
                                           Edward D. Loughlin
                                           Chief Executive Officer

Date: August 29, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Edward D. Loughlin
                                           ----------------------
                                           Edward D. Loughlin
                                           Chief Executive Officer

Date: August 29, 2005


By (Signature and Title)*                  /s/ Peter (Pedro) A. Rodriguez
                                           ------------------------------
                                           Peter (Pedro) A. Rodriguez
                                           Controller & Chief Financial Officer

Date: August 29, 2005

*Print the name and title of each signing officer under his or her signature